Babson Funds

Semiannual Report

December 31, 2002

Equities
     Enterprise Fund
     Enterprise Fund II
     Growth Fund
     Shadow Stock Fund
     Value Fund
     International Fund
Fixed Income
     Bond Trust
     Money Market Fund
     Tax-Free Income Fund

Babson Funds

Jones & Babson, Inc. Distributors
A Member of the Generali Group

Table of
Contents

Economic Review                                                                1
Babson Enterprise Fund                                                         2
Babson Enterprise Fund II                                                      5
Babson Growth Fund                                                             8
Shadow Stock Fund                                                             11
Babson Value Fund                                                             16
Babson-Stewart Ivory
International Fund                                                            19
Babson Bond Trust                                                             23
Babson Money Market Fund                                                      35
Babson Tax-Free Income Fund                                                   38
Statements of Assets
and Liabilities                                                               42
Statements of Operations                                                      44
Statements of Changes
in Net Assets                                                                 46
Notes to Financial Statements                                                 50
Financial Highlights                                                          54

Message to our Shareholders

The year 2002 marked the third consecutive year of decline for U.S. equity markets with the unmanaged S&P 500 Index down -22.09%. Investors struggled through the year amid negative factors including a crisis in corporate confidence, declining capital spending, the threat of terrorism and war with
Iraq, and anemic corporate profits. Against this backdrop, no matter where one looked -- growth, value, large cap or small cap -- there was little reason for positive investment sentiment. Equity markets closed the year with losses ranging from -9.65% (unmanaged Russell Midcap Value Index) to -30.27% (unmanaged
Russell 2000 Growth Index). Losses were also realized across all 12 sectors of the Frank Russell Company stock universe. For the third consecutive year, the bond market provided investors with positive returns. In 2002 the bond market outperformed the stock market (as measured by the S&P) by 30%, showing that it pays to be diversified. The impetus behind the bond market's strength this year was a sharp decline in interest rates in response to a sputtering but determined U.S. economy, easy monetary policy, corporate crises of confidence, persistent geopolitical concerns and financial market volatility.

Despite the general equity market performance, a few glimmers of economic optimism were apparent during the year. Of key importance, the economy received continual support from the U.S. consumer, as mortgage refinancing increased disposable income. The housing market also remained strong all year and the
Federal Reserve monetary policy provided ongoing support. The fourth quarter of
2002 offered a long-awaited reprieve from negative equity market volatility with broad-based gains across all equity style and capitalization ranges.

Moving forward, equity market performance during the fourth quarter of 2002 offers optimism that the worst of the equity market's volatility and stock price weakness may be behind us. We enter 2003 with modest performance expectations for both the economy and the stock market. We continue to see incremental signs of improvements in underlying business conditions within many industries. For the most part, stock valuations, while not cheap, would appear to be at reasonable levels and close to their longer-term historical averages.

Babson Enterprise Fund, Enterprise Fund II, and Value Fund performed better than their benchmarks in 2002, thanks to favorable stock selection and sector positioning within the portfolios. The remaining Funds underperformed in varying degrees. We have clearly detailed the positive and negative factors contributing to Fund performance in the following commentaries.

Please call us or visit our web site anytime we can provide up-to-the-minute information or personalized service to you. We appreciate your confidence and ongoing investment with us, and are dedicated to continuing to earn your business.

Sincerely,

/s/Stephen S. Soden

Stephen S. Soden
President

Economic Review

The economy lurched forward in fits and starts during the year. Gross Domestic
Product was 5% in the 1st quarter, 1.3% in the 2nd quarter and 4% in the 3rd quarter. Estimates for the 4th quarter are in the 1-2% range. But the U.S.
economy has good company. Virtually all of the major world economies remain mired in the recession environment of last year.

U.S. unemployment for December increased back to the 2002 high of 6%. Many economists felt this number had been too low given other labor data that showed more definitive weakness. After some improvement in non-farm payrolls during the
3rd quarter, the year ended with two straight declines. The U.S. Challenger
Survey of layoffs at 1,467k for the year was lower than the 1,957k of the previous year. And although holiday sales surged on the day after Thanksgiving, by the end of the year, retailers were looking at probably the worst season in ten years.

Consumer confidence dropped precipitously to 80 from the high in March of 111.
Confidence has been dropping due to weak labor markets, layoff announcements and war talk swirling around both Iraq and North Korea. The personal savings rate remained strong throughout 2002. This pattern is prevalent when the consumer retrenches, showing concern about what the future might hold. 2002 was the best year of vehicle sales in recent history, but the apparent concern for 2003 from the auto dealers is how many of these sales were taken from 2003. Housing continued as the frontrunner of the economy for all of 2002. Driven by
"generational" low mortgage rates and some indifference to "soft" financial assets, real estate appreciated nicely during the year and was one of the best performing asset classes.

Inflation outside of the energy sector has been virtually non-existent during
2002. As of the end of November, the consumer price index (CPI) year-over year change was 2.2% with the producer price index (PPI) at 0.9%. Concern throughout many of the world economies has been the threat of deflation. Deflation (a decline in general price levels) can have serious ramifications as witnessed by the Japanese economic decline of the past decade. A drop in product prices is not good for producers because they need a continued revenue stream to service their outstanding debt. Consumers also could be hard pressed to service their debt load if deflation were to lead to a decline in salary and wage levels.
Energy prices have remained volatile due to Middle-East unrest, concern over a possible war with Iraq and the oil strike that has paralyzed Venezuela. Oil closed the year near $31 per barrel. Gold has improved on the recent nuclear issue with North Korea in conjunction with Iraq war fears. Both of these issues will be watched closely by investors in the months to come.

New years usually begin with unbridled optimism. This year is probably no different, although the optimism this year may be of limited quantity and poor quality. If the economy (and equity prices) doesn't rebound some time this year, consumers and businesses will continue to retrench. This will weaken the economy even further. Two commodities that will be abundant in 2003 appear to be volatility and uncertainty.

David L. Babson & Company Inc.

Babson Enterprise Fund

Despite equity market performance, a few glimmers of economic optimism were apparent during the year. The economy received continual support from the U.S.
consumer, and the Federal Reserve provided ongoing support with an accommodative monetary policy that pushed short-term interest rates to forty-year lows.
Additionally, the fourth quarter of 2002 offered a long-awaited reprieve from equity market volatility with broad-based gains across all equity style and capitalization ranges.

For the year ended December 31, 2002, Babson Enterprise Fund strongly outperformed the unmanaged Russell 2000 Value Index, returning -3.43% (price change and reinvested distributions) versus the index return of -11.42%. The
Fund enjoyed highly favorable stock selection from a wide range of differing sectors. In fact, the only area of stock selection performance detraction versus the benchmark was in the autos and transportation sector, an area in which the
Fund held only a minimal position. Leading the way in 2002 was stock selection in the financial services, technology, and consumer-related sectors. Stock selection in financial services during the year was particularly noteworthy as the Fund's emphasis on regional banks and small savings and loans added value throughout the period. These entities exhibited stronger earnings growth than the overall market and their core business focus on savings deposits and mortgage lending positioned them with attractive and highly contained credit exposure. Also noteworthy was performance in the technology sector where the
Fund realized only a fourth of the decline sustained by the benchmark's technology position during the year.

The Fund's average annual compounded total returns for one, five and ten year periods as of December 31, 2002, were -3.43%, 2.95% and 9.92%, respectively.
Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

The following positions were added to the Fund in the second half of 2002:
Bassett Furniture -- furniture manufacturer and retailer, Old Dominion Freight
Line -- trucking company, Quixote -- highway safety products, SCS
Transpor-tation -- trucking company, and Taylor Capital Group -- Chicago bank.

The following were eliminated from the Fund because of fundamentals: Annuity and
Life RE Holdings, Falcon Products, Kendle International, Lamson & Sessions,
MSC Software, and Stewart Information Services. UCBH Holding was sold based on valuations.

The following were eliminated from the Fund in response to redemptions: IShares
Russell 2000 and IShares Russell 2000 Value.

Moving forward, Babson Enterprise Fund continues to be positioned conservatively in its portfolio construction, emphasizing value areas including financial services and materials and processing that offer attractive valuations and continued upside potential. Additionally, the Fund's positioning reflects strong diversification across sectors with an emphasis on specialty providers of goods and services that should continue to exhibit strong earnings relative to the market as a whole. While market performance during the fourth quarter of 2002 offers optimism that the worst of the equity market's volatility and stock price weakness may be behind us, the Babson Enterprise Fund will continue to operate in a disciplined fashion, stressing thorough stock selection based on attractive earnings and valuation.

Fund Composition

Top Ten Holdings:                                                    % of Total
Matrix Service Co.                                                        3.44%
Allegiant Bancorp, Inc.                                                   2.69
LSI Industries, Inc.                                                      2.55
Regent Communications, Inc.                                               2.47
Mercantile Bank Corp.                                                     2.24
Penwest Pharmaceutical Co.                                                2.22
Encore Wire Corp.                                                         2.20
Landauer, Inc.                                                            2.16
Penford Corp.                                                             2.12
NN, Inc.                                                                  2.11
Total                                                                    24.20%
Total Securities in Portfolio                                               62

As of December 31, 2002, schedule of investments. Subject to change.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002 (UNAUDITED)

BABSON ENTERPRISE FUND

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 94.74%
BASIC MATERIALS-- 8.14%
            48,000    Circor International, Inc.                                        $          763,200
           453,300    Encore Wire Corp.*                                                         4,102,365
           589,600    Intertape Polymer Group, Inc.*                                             2,429,152
           394,700    NN, Inc.                                                                   3,943,053
           280,850    Penford Corp.                                                              3,957,177
                                                                                                15,194,947
CAPITAL GOODS-- 13.63%
           209,500    Allied Research Corp.*                                                     3,875,750
           106,300    Cuno, Inc.*                                                                3,520,656
           148,700    EDO Corp.                                                                  3,089,986
           313,100    Fargo Electronics*                                                         2,730,232
            71,900    Lindsay Manufacturing Co.                                                  1,538,660
           343,350    LSI Industries, Inc.                                                       4,755,398
            95,900    Quixote Corp.                                                              1,731,954
           154,400    Terex Corp.*                                                               1,720,016
           411,200    Universal Stainless & Alloy
                          Products, Inc.*                                                        2,487,760
                                                                                                25,450,412
CONSUMER CYCLICAL-- 7.40%
           252,200    Advanced Marketing Services, Inc.                                          3,707,340
            58,900    Basset Furniture Industries                                                  843,448
           173,000    Movado Group, Inc.                                                         3,254,130
           275,000    Remedytemp, Inc. Cl. A*                                                    3,850,000
            88,000    Ultimate Electronics, Inc.*                                                  893,200
           132,600    Whitehall Jewellers, Inc.*                                                 1,259,700
                                                                                                13,807,818
CONSUMER STAPLES-- 2.64%
            33,900    J & J Snack Foods Corp.*                                               1,210,569
           146,700    United Natural Foods, Inc.*                                                3,718,845
                                                                                                 4,929,414
ENERGY-- 9.02%
           239,100    Gulf Island Fabrication, Inc.*                                             3,885,375
           202,766    Kaneb Services, LLC                                                        3,720,756
           681,100    Matrix Service Co.*                                                        6,415,962
           131,600    Tetra Technologies, Inc.*                                                  2,812,292
                                                                                                16,834,385
FINANCIAL-- 26.94%
           275,700    Allegiant Bancorp, Inc.                                                    5,025,735
            63,600    Bank of the Ozarks, Inc.                                                   1,490,784
           101,000    Boston Private Financial Holdings, Inc.                                    2,005,860
           160,297    Capital Corp. of the West                                                  3,774,994
           120,000    Cobiz, Inc.                                                                1,782,000
           313,100    Gold Banc Corporation, Inc.                                                3,106,265
           211,298    Hanmi Financial Corp.*                                                     3,543,468
           132,100    Hawthorne Financial Corp.*                                                 3,770,134
           263,800    Lasalle Hotel Properties                                                   3,693,200
           177,185    Mercantile Bank Corp.*                                                     4,190,425
           100,000    Metrocorp Bancshares, Inc.                                                 1,160,000
           212,700    Mid-Atlantic Realty Trust                                                  3,700,980
           202,900    Northrim Bancorp, Inc.                                                     2,739,150
           165,588    Sterling Financial Corp.*                                                  3,116,366
            80,000    Taylor Capital Group, Inc.*                                                1,488,000
           185,000    UMPQUA Holdings Corp.                                                      3,376,250
           195,800    Wilshire State Bank*                                                       2,330,020
                                                                                                50,293,631
HEALTH CARE-- 3.56%
           390,575    Penwest Pharmaceutical Co.*                                                4,140,095
           107,550    Young Innovations, Inc.*                                                   2,502,688
                                                                                                 6,642,783
MEDIA & ENTERTAINMENT-- 2.47%
           779,100    Regent Communications, Inc.*                                               4,604,481

TECHNOLOGY-- 13.21%
           306,300    Ennis Business Forms, Inc.                                                 3,559,206
            81,300    ESCO Technologies, Inc.*                                                   3,008,100
           120,200    Herley Industries, Inc.*                                                   2,092,442
           116,300    Landauer, Inc.                                                             4,041,425
           112,400    New England Business Service, Inc.                                         2,742,560
           273,300    Spectrum Control, Inc.*                                                    1,434,825
           287,000    Trimble Navigation Ltd.*                                                   3,584,630
           671,800    Tyler Technologies, Inc.*                                                  2,801,406
           200,400    Zygo Corp.*                                                                1,400,796
                                                                                                24,665,390
TRANSPORTATION & SERVICES-- 5.75%
           229,600    ABM Industries, Inc.                                                       3,558,800
           308,700    Airnet Systems, Inc.*                                                      1,518,804
           269,700    Keith Companies, Inc.*                                                     3,524,979
            40,000    Old Dominion Freight Line*                                                 1,134,000
           100,400    SCS Transportation, Inc.*                                                    994,964
                                                                                                10,731,547
UTILITIES-- 1.98%
            95,500    Central Vermont Public Service Co.                                         1,745,740
            78,800    Unitil Corp.                                                               1,954,240
                                                                                                 3,699,980
TOTAL COMMON STOCKS                                                                            176,854,788
(Cost $167,347,458)

FACE AMOUNT           DESCRIPTION                                                            MARKET VALUE

REPURCHASE AGREEMENT-- 5.16%
$        9,630,000    UMB Bank, n.a.,
                          0.62%, due January 2, 2003
                          (Collateralized by Federal National
                          Mortgage Association Discount Notes,
                          due January 17, 2003 with a market
                          value of $9,818,935)                                                   9,630,000
(Cost $9,630,000)

TOTAL INVESTMENTS-- 99.90%                                                                     186,484,788
(Cost $176,977,458)

Other assets less liabilities-- 0.10%                                                              192,421

TOTAL NET ASSETS-- 100.00%                                                              $      186,677,209

The identified cost of investments owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $9,507,330, which is comprised of unrealized appreciation of $30,528,749 and unrealized depreciation of $21,021,419.

*Non-income producing security

See accompanying Notes to Financial Statements.

Babson Enterprise Fund II

Babson Enterprise Fund II outperformed its benchmark in 2002, returning -9.98%
(price change and reinvested distributions) on a net basis versus -11.42% for the unmanaged Russell 2000 Value Index. The Fund's outperformance relative to the benchmark was driven by highly favorable stock selection across the portfolio, but most notably in health care and financial service sectors. In financial services the Fund's emphasis on regional banks and small savings and loans added value for the majority of the year. These entities exhibited stronger earnings growth than the overall market and their core business focus on savings deposits and mortgage lending positioned them with attractive and highly contained credit exposure. The Fund closed the year with three financial services names among its top five performance contributors. The Fund's emphasis during the year on producers of medical supplies and equipment in the health care sector, such as PolyMedica and Respironics, also added considerable value.
On a sector basis, the Fund's significant underweight in technology is also worth noting, as it was hit hard for much of 2002 aside from the closing three months. Detracting from the Fund's annual results was stock selection in the materials and processing and other energy categories.

The Fund's average annual compounded total returns for one, five and ten year periods as of December 31, 2002, were -9.98%, 1.83% and 9.50%, respectively.
Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

The following positions were added to the Fund in the second half of 2002:
Aeroflex -- micro electronic/testing solutions, Gold Banc -- Kansas-based bank,
Hub International -- insurance brokerage, Platinum Underwriters -- property/
casualty reinsurance, SCP Pool -- pool supply distributor, Serologicals --
plasma-based human antibodies, Surebeam -- electronic irradiation systems, and
Technitrol -- electronic equipment and instruments.

The following were eliminated from the Fund because of fundamentals: Annuity and
Life RE Holdings, Commscope, Haemonetics, Manufactured Home, Penton Media, Regal
Beloit, Stolt Comex Seaway, and Veeco Instruments. Golden State Bancorp was the
subject of a buyout.

We enter 2003 with very modest performance expectations for both the economy and the stock market. That being said, we continue to see incremental signs of improvements in underlying business conditions within many industries. For the most part, stock valuations, are at reasonable levels and close to their longer-term historical averages. Under the assumption that the economy continues to advance in 2003 at a similar 3% growth rate that was experienced in 2002, we anticipate modest positive returns in the stock market for the year.

Fund Composition

Top Ten Holdings:                                                    % of Total
Harman International                                                      4.14%
Cuno, Inc.                                                                3.83
La-Z-Boy, Inc.                                                            3.77
Carlisle Companies, Inc.                                                  3.45
New York Community Bancorp                                                3.24
Respironics, Inc.                                                         3.09
Alberto-Culver Co. Cl. A                                                  2.88
PolyMedica Corp.                                                          2.64
UCBH Holdings, Inc.                                                       2.60
Commerce Bancorp, Inc.                                                    2.42
Total                                                                    32.06%
Total Securities in Portfolio                                               70

As of December 31, 2002, schedule of investments. Subject to change.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002 (UNAUDITED)

BABSON ENTERPRISE FUND II

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 97.49%
BASIC MATERIALS-- 9.28%
            48,900    Elkcorp.                                                          $          845,970
          167,900     Interface, Inc. Cl. A                                                        515,453
          108,200     Intertape Polymer Group, Inc.*                                               445,784
           20,287     Mohawk Industries, Inc.*                                                   1,155,345
           32,100     New England Business Service, Inc.                                           783,240
           45,800     Spartech Corp.                                                               944,854
                                                                                                 4,690,646
CAPITAL GOODS-- 10.66%
            58,500    Cuno, Inc.*                                                                1,937,520
            37,900    Gardner Denver, Inc.*                                                        769,370
            36,400    Herman Miller, Inc.                                                          669,760
            28,900    Lindsay Manufacturing Co.                                                    618,460
            22,900    Roper Industries, Inc.                                                       838,140
            56,391    Surebeam Corp.*                                                              227,820
            10,000    Tennant Co.                                                                  326,000
                                                                                                 5,387,070
CONSUMER CYCLICAL-- 16.85%
            34,500    Advo, Inc.*                                                                1,132,635
            18,750    Ann Taylor Stores Corp.*                                                     382,875
            51,000    BJ's Wholesale Club, Inc.*                                                   933,300
            84,500    Enesco Group, Inc.*                                                          598,260
            75,500    Huffy Corp.*                                                                 450,735
            79,500    La-Z-Boy, Inc.                                                             1,906,410
            44,100    Movado Group, Inc.                                                           829,521
             8,500    SCP Pool Corp.*                                                              248,200
            83,700    Stein Mart, Inc.*                                                            510,570
            79,800    Stride Rite Corp.                                                            572,166
            26,900    Too, Inc.*                                                                   632,688
            31,900    Ultimate Electronics, Inc.*                                                  323,785
                                                                                                 8,521,145
CONSUMER STAPLES-- 2.88%
            30,000    Alberto-Culver Co. Cl. A                                                   1,457,700

ENERGY-- 1.58%
           111,600    Newpark Resources, Inc.*                                                     485,460
            14,100    Prima Energy Corp.*                                                          315,276
                                                                                                   800,736
FINANCIAL-- 22.88%
            10,800    BancFirst Corp.                                                              507,600
            18,400    Banner Corp.                                                                 347,024
            91,408    Cash America International, Inc.                                             870,204
            28,284    Commerce Bancorp, Inc.                                                     1,221,586
            11,200    Delphi Financial Group, Inc. Cl. A                                           425,152
            17,280    FNB Corp.                                                                    475,718
            26,900    Gold Banc Corporation, Inc.                                                  266,875
            22,800    Heritage Property Investment                                                 569,316
            21,000    Hub International Ltd.                                                       269,430
            56,734    New York Community Bancorp                                                 1,638,478
             5,700    Platinum Underwriters Holdings*                                              150,195
            16,600    Prentiss Properties Trust                                                    469,448
            23,900    Republic Bancshares, Inc.*                                                   469,635
            26,400    Scottish Annuity & Life Holding                                          460,680
            26,500    SL Green Realty Corp.                                                        837,400
            31,000    UCBH Holdings, Inc.                                                        1,315,950
             5,400    United Fire & Casualty Co.                                               180,630
            36,050    W Holdings Co.                                                               591,581
             1,550    White Mountains Insurance Group Ltd.                                         500,650
                                                                                                11,567,552
HEALTH CARE-- 8.43%
            43,300    PolyMedica Corp.*                                                          1,335,372
           158,175    PSS World Medical, Inc.*                                                   1,081,917
            51,400    Respironics, Inc.*                                                         1,564,153
            25,600    Serologicals Corp.*                                                          281,600
                                                                                                 4,263,042
MEDIA & ENTERTAINMENT-- 1.93%
            39,100    Salem Communications Cl. A*                                                  976,327

MISCELLANEOUS-- 4.14%
            42,200    Carlisle Companies, Inc.                                                   1,746,236
            31,700    Kaman Corp. Cl. A                                                            348,700
                                                                                                 2,094,936
TECHNOLOGY-- 9.24%
            83,500    Aeroflex, Inc.*                                                              576,150
            28,000    Benchmark Electronics, Inc.*                                                 802,480
            69,500    Computer Network Technologies Corp.*                                         493,450
            46,800    Cubic Corp.                                                                  862,524
            15,200    Exar Corp.*                                                                  188,480
           121,800    Magnetek, Inc.*                                                              540,792
            24,100    MKS Instruments, Inc.*                                                       395,963
            14,000    Technitrol, Inc.                                                             225,960
            34,800    Titan Corp.*                                                                 361,920
           32,300     Zygo Corp.*                                                                  225,777
                                                                                                 4,673,496
TRANSPORTATION & SERVICES-- 6.23%
            65,500    Collins & Aikman Corp.*                                                  291,475
            35,200    Harman International                                                       2,094,400
            54,500    Wabtec                                                                       765,180
                                                                                                 3,151,055
UTILITIES-- 3.39%
             6,200    Black Hills Corp.                                                            164,424
            30,500    Energen Corp.                                                                887,550
            17,000    WPS Resources Corp.                                                          659,940
                                                                                                 1,711,914
TOTAL COMMON STOCKS                                                                             49,295,619
(Cost $42,594,563)

FACE AMOUNT           DESCRIPTION                                                            MARKET VALUE

REPURCHASE AGREEMENT-- 1.78%
$          900,000    UMB Bank, n.a.,
                          0.62%, due January 2, 2003 (Collateralized by Federal
                          National Mortgage Association Discount Notes, due
                          January 17, 2003 with a market
                          value of $918,059)                                                       900,000
(Cost $900,000)

TOTAL INVESTMENTS-- 99.27%                                                                      50,195,619
(Cost $43,494,563)

Other assets less liabilities-- 0.73%                                                              366,629

TOTAL NET ASSETS-- 100.00%                                                              $       50,562,248

The identified cost of investments owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $6,701,056, which is comprised of unrealized appreciation of $12,273,740 and unrealized depreciation of $5,572,684.

*Non-income producing security

See accompanying Notes to Financial Statements.

Babson Growth Fund

For the year 2002, Babson Growth Fund underperformed the unmanaged Standard
& Poor's 500 Index based on disappointing stock selection in the consumer discretionary, financial services, and producerdurables sectors. In the consumer discretionary area, the Fund's worst area of stock selection for the year, the
Fund maintained a meaningful underweight versus the benchmark based on increased competition, declining consumer confidence, and earnings pressure. While this underweight position added value, it did not overcome the weakness experienced by companies in this sector including Gillette and Home Depot. Stock specific weakness also hurt select financial services holdings including Capital One
Financial and Citigroup. On a positive note for 2002, the Fund's technology holdings outperformed the technology component of the S&P 500 Index, as the semiconductor and software areas rallied strongly to close the year.

Despite equity market performance for the year 2002, the final quarter of the year offered investors a long-awaited reprieve. Babson Growth Fund outperformed in the fourth quarter, showing strong stock selection in both the technology and financial services sectors and also had strength in a number of health care holdings. In technology, the areas that contributed strongest for the period were semiconductor companies and software companies, with three of the Funds five largest performance contributors coming from these industries. In fact, all of the Fund's large semiconductor names advanced in excess of 20% during the period. In health care, the Fund's strategy of overweighting medical technology companies such as Boston Scientific also contributed to results for both the fourth quarter and the year.

Babson Growth Fund had a strong performance period during the fourth quarter of
2002, returning 10.31% (price change and reinvested distributions) on a net basis versus its benchmark, the S&P 500 Index, which returned 8.42%. For the year, amid considerable equity market volatility and an environment that heavily punished the large growth names favored by the Fund, Babson Growth Fund underperformed the S&P 500 Index, returning -25.56% versus -22.09%, respectively.

The Fund's average annual compounded total returns for one, five and ten year periods as of December 31, 2002, were -25.56%, -4.08% and 6.20%, respectively.
Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

The following holdings were added in the second half of 2002: AMBAC Financial
Group -- insurance, Amgen -- biotechnology, BP Amoco -- oil and gas integrated,
Lockheed Martin -- aerospace and defense, Stryker -- HC equipment, Total -- oil and gas integrated, Viacom -- movie and entertainment, and Wells Fargo -- banks.

The following were eliminated from the Fund: Capital One Financial (concerns over sub-prime credit quality), Compuware (continuing weak environment for software spending), Liberty Media (swapped into Viacom), Pharmacia (Pfizer takeover), Merrill Lynch, Morgan Stanley Dean Witter, and Lehman Brothers
Holdings were sold due to the difficult investment banking environment.

We enter 2003 with very modest performance expectations for both the economy and the stock market. Under the assumption that the economy continues to advance in
2003 at a similar 3% growth rate that was experienced in 2002, we anticipate modest positive returns in the stock market for the year.

Fund Composition

Top Ten Holdings:                                                    % of Total
American International Group, Inc.                                        4.68%
Federal Home Loan Mortgage Corp.                                          4.23
Medtronic, Inc.                                                           3.83
Pfizer, Inc.                                                              3.80
Amgen, Inc.                                                               3.73
Lockheed Martin Corp.                                                     3.54
Boston Scientific Corp.                                                   3.39
Microsoft Corp.                                                           3.39
Kinder Morgan, Inc.                                                       2.95
Exxon Mobil Corp.                                                         2.88
Total                                                                    36.42%
Total Securities in Portfolio                                               47

As of December 31, 2002, schedule of investments. Subject to change.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002 (UNAUDITED)

BABSON GROWTH FUND

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 93.58%
CAPITAL GOODS-- 5.01%
           115,100    General Electric Co.                                              $        2,802,685
           116,600    Lockheed Martin Corp.                                                      6,733,650
                                                                                                 9,536,335
CONSUMER CYCLICAL-- 3.69%
           129,600    Home Depot, Inc.                                                           3,105,216
           213,600    Staples, Inc.*                                                             3,908,880
                                                                                                 7,014,096
CONSUMER STAPLES-- 10.78%
            92,400    Anheuser-Busch Companies, Inc.                                             4,472,160
           133,600    Gillette Co.                                                               4,056,096
            71,300    PepsiCo, Inc.                                                              3,010,286
           116,200    Philip Morris Cos.                                                         4,709,586
           143,100    Sysco Corp.                                                                4,262,949
                                                                                                20,511,077
ENERGY-- 5.21%
            22,800    BP Amoco                                                                     926,820
           156,674    Exxon Mobil Corp.                                                          5,474,190
            72,600    Nabors Industries Ltd.*                                                    2,560,602
            13,300    Total                                                                        950,950
                                                                                                 9,912,562
FINANCIAL-- 22.50%
            50,500    AMBAC Financial Group, Inc.                                                2,840,120
           153,918    American International Group, Inc.                                         8,904,156
           121,166    Citigroup, Inc.                                                            4,263,832
           136,400    Federal Home Loan Mortgage Corp.                                           8,054,420
            43,600    Fifth Third Bancorp                                                        2,552,780
           141,150    Fiserv, Inc.*                                                              4,792,042
            75,800    Golden West Financial Corp.                                                5,443,198
           141,918    Paychex, Inc.                                                              3,959,512
            42,600    Wells Fargo & Co.                                                      1,996,662
                                                                                                42,806,722
HEALTH CARE-- 20.58%
           146,600    Amgen, Inc.*                                                               7,086,644
           151,800    Boston Scientific Corp.*                                                   6,454,536
            59,000    Johnson & Johnson                                                      3,168,890
           159,800    Medtronic, Inc.                                                            7,286,880
            23,500    Merck & Company, Inc.                                                  1,330,335
           236,200    Pfizer, Inc.                                                               7,220,634
            38,700    Stryker Corp.                                                              2,597,544
            38,500    Tenet Healthcare Corp.*                                                      631,400
            90,000    Wyeth                                                                      3,366,000
                                                                                                39,142,863
MEDIA & ENTERTAINMENT-- 2.32%
           118,100    Clear Channel Communications, Inc.*                                        4,403,949

TECHNOLOGY-- 20.54%
            21,300    Adobe Systems, Inc.                                                          530,583
           149,400    Analog Devices, Inc.*                                                      3,566,178
           770,600    Ascential Software Corp.*                                                  1,849,440
            93,000    Automatic Data Processing, Inc.                                            3,650,250
            64,500    Cisco Systems, Inc.*                                                         844,950
            84,400    EMC Corp.*                                                                   518,216
           121,800    First Data Corp.                                                           4,312,938
           134,900    Linear Technology Corp.                                                    3,469,628
           106,200    Maxim Integrated Products                                                  3,508,848
           124,800    Microsoft Corp.*                                                           6,452,160
            47,200    Nokia Corp.                                                                  731,600
           122,600    Symantec Corp.*                                                            4,959,170
           114,400    Viacom, Inc.*                                                              4,668,664
                                                                                                39,062,625
UTILITIES-- 2.95%
           132,900    Kinder Morgan, Inc.                                                        5,617,683

TOTAL COMMON STOCKS                                                                            178,007,912
(Cost $152,789,720)

SHARES                EXPIRATION DATE/EXERCISE PRICE                                          MARKET VALUE

CALL OPTIONS PURCHASED-- 1.80%
         2,797,570    Taiwan Semiconductor
                          Aug 05 / .010                                                          3,427,583
(Cost $4,137,438)

FACE AMOUNT           DESCRIPTION                                                             MARKET VALUE

REPURCHASE AGREEMENT-- 3.95%
$        7,500,000    UMB Bank, n.a.,
                          0.62%, due January 2, 2003 (Collateralized by Federal
                          National Mortgage Association Discount Notes, due
                          January 17, 2003 with a market
                          value of $7,647,161)                                                   7,500,000
(Cost $7,500,000)

TOTAL INVESTMENTS-- 99.33%                                                                     188,935,495
(Cost $164,427,158)

Other assets less liabilities-- 0.67%                                                            1,281,659

TOTAL NET ASSETS-- 100.00%                                                              $      190,217,154

The identified cost of investments owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $24,508,337, which is comprised of unrealized appreciation of $43,344,655 and unrealized depreciation of $18,836,318.

*Non-income producing security

See accompanying Notes to Financial Statements.

Shadow Stock Fund

For the year 2002, Shadow Stock Fund returned -12.24% (price change and reinvested distributions) versus -11.42% for its benchmark, the unmanaged
Russell 2000 Value Index. The Fund's underperformance was driven by the financial services sector, which was the only component of the Russell 2000
Value Index that closed 2002 with a positive return. The Fund is at a disadvantage in this area versus the benchmark due to its quantitative investment strategy of following a prescribed stock selection methodology that limits financial services holdings. Contributing to results for the year was the
Fund's strict value discipline, which resulted in highly favorable stock selection in the producer durables, materials and processing, and utilities sectors. Additionally, this discipline led the Fund to avoid the most volatile components of the technology sector, which declined in excess of -30% on a market basis during the year.

The markets saw positive returns in the fourth quarter, with higher beta components of the market, particularly technology and telecommunications stocks leading the way. Shadow Stock Fund returned 3.15% during the fourth quarter, underperforming its benchmark, which returned 4.92%. The primary driver of the
Fund's underperformance versus the benchmark during the quarter was the market's shift in favor of higher volatility stocks with high valuation characteristics.
The Fund's investment process emphasizes stocks with low valuation and beta characteristics. This hurt the Fund in areas including technology where holdings performed highly favorably but did not advance as aggressively as the technology component of the benchmark. Regardless, the Fund's technology positions did contribute to absolute returns, as two electronic equipment companies (Nam Tai
Electronics and Audiovox) and one software company (Ulticom) were among the leading contributors to results for the period. The Fund also saw pockets of stock weakness in the consumer discretionary sector; an area that underperformed the broader market as investors rotated toward higher volatility market components. The Fund realized a strong contribution to results from the financial services sector where stock selection and a considerable relative underweight added value. Additionally, stock selection within the consumer staples sector is worth noting, as the Fund's positions in this area advanced considerably above the market in the fourth quarter.

The Fund's average annual compounded total returns for one, five and ten year periods as of December 31, 2002, were -12.24%, 4.37% and 10.08%, respectively.
Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

The following holdings were added in the second half of 2002: American Home
Mortgage -- residential mortgage loans, Benihana -- Japanese food restaurants,
BUCA -- Italian restaurants, Buckeye -- cellulose-based products, Cimarex --
oil/gas exploration and production, D&K Healthcare Resources --
pharmaceutical distributor, Finish Line -- athletic shoes/ activewear retailer,
Finlay -- jewelry departments, Insignia Financial -- real estate services,
Lightbridge -- software services, LSI -- indoor/outdoor lighting systems, Monro
Muffler Brakes -- auto repair services, NYFIX -- brokerage trading systems,
Octel -- fuel additives/specialty chemicals, Pericom Semiconductor -- integrated circuits, Plato Learning -- PC based instructional services, Roxio -- digital media software, Stein Mart -- off-price retail stores, Sypris Solutions --
industrial products and services, Talx -- income verification services, Trikon
-- advanced manufacturing equipment, Tropical Sportswear -- apparel, TTI Team
Telecom -- telecommunications software, Ultimate Electronics -- consumer electronics retailer, and Westwood Holding -- investment asset managers.

The following were eliminated from the Fund because they no longer met the investment criteria of the Fund: Adams Resources & Energy, Airlease,
American Technical Ceramics, America West Holding, Carecentric, Coastcast,
Dataram, ELXSI, Magellan Health, Management Network, Metasolv, Oilgear, Scpie,
Sifco, and Swiss Army Brands.

The following were eliminated due to tax loss selling: PMC Capital and
Rocky Shoes & Boots.

The following no longer appear in the Fund because they were acquired: Hunt, Key
Production, DeWolfe, Hoenig, and Maynard Oil.

We enter 2003 with modest performance expectations for both the economy and the stock market. Indeed, we continue to see incremental signs of improvements in underlying business conditions within many industries.

Fund Composition

Top Ten Holdings:                                                    % of Total
IShares Russell 2000 Value                                                2.47%
Kroll Inc.                                                                1.47
Stewart Information Services Corp.                                        1.23
Meritage Corp.                                                            1.13
M/I Schottenstein Homes, Inc.                                             1.10
EDO Corp.                                                                 1.08
Imagistics International, Inc.                                            1.08
Isle of Capri                                                             1.03
CSK Auto Corp.                                                            0.96
Elizabeth Arden, Inc.                                                     0.94
Total                                                                    12.49%
Total Securities in Portfolio                                              282

As of December 31, 2002, schedule of investments. Subject to change.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002 (UNAUDITED)

BABSON SHADOW STOCK FUND

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 98.80%
BASIC MATERIALS-- 4.45%
            14,101    Aceto Corp.                                                        $         225,193
            40,000    Amcol International Corp.                                                    232,000
            17,200    American Pacific Corp.*                                                      170,108
             7,333    American Vanguard Corp.                                                      162,206
            34,000    Covenant Transport, Inc. Cl. A*                                              644,640
            16,600    Fibermark, Inc.*                                                             125,828
            34,000    Gibraltar Steel Corp.                                                        647,360
            52,000    Horizon Offshore, Inc.*                                                      258,960
            15,800    Northwest Pipe Co.*                                                          273,340
            42,000    RTI International Metals, Inc.*                                              424,200
            26,700    Roanoke Electric Steel Corp.                                                 253,650
             2,200    Vulcan International Corp.                                                    77,275
           37,000     Wolverine Tube, Inc.*                                                        211,270
                                                                                                 3,706,030
CAPITAL GOODS-- 15.46%
             7,300    American Biltrite, Inc.                                                       68,620
            50,000    Anaren Microwave*                                                            440,000
             7,500    Badger Meter, Inc.                                                           240,750
             4,480    Baltek Corp.*                                                                 37,542
            50,000    Buckeye Technologies, Inc.*                                                  307,500
            39,000    Building Materials Holding Corp.*                                            557,700
            14,000    BTU International, Inc.*                                                      29,512
            22,000    Candela Corp.*                                                               132,220
            27,800    Cascade Corp.                                                                443,410
             1,800    Chicago Rivet & Machine Co.                                               40,680
            32,000    Circor International, Inc.                                                   508,800
            30,000    Compx International, Inc.                                                    251,100
            12,700    CPAC, Inc.                                                                    64,148
            25,000    Ducommun, Inc.*                                                              396,250
             7,800    Eastern (The) Co.                                                             85,956
             7,315    Ecology and Environment, Inc. Cl. A                                           58,081
            43,400    EDO Corp.                                                                    901,852
                41    Eimo Corp.                                                                    42,435
            36,800    Encore Wire Corp.*                                                           333,040
            13,600    Gehl Co.*                                                                    118,592
             3,150    Graham Corp.                                                                  27,500
            26,000    Gundle/SLT Environmental, Inc.*                                              229,840
            21,750    Hardinge, Inc.                                                               179,437
             9,807    Knape & Vogt Manufacturing Co.                                           104,454
            20,000    Ladish Company, Inc.*                                                        161,200
            30,000    LSI Industries, Inc.                                                         415,500
            32,800    M/I Schottenstein Homes, Inc.                                                911,840
            28,000    Meritage Corp.*                                                              942,200
            21,300    Mestek, Inc.*                                                                381,909
            14,112    Met-Pro Corp.                                                                204,342
            32,000    Mobile Mini, Inc.*                                                           501,440
             9,300    Nobility Homes, Inc.*                                                         82,816
             9,000    Noland Co.                                                                   272,520
            26,000    Octel Corp.                                                                  410,800
             5,000    P & F Industries Cl. A*                                                   34,575
             4,600    Quipp, Inc.*                                                                  58,650
            29,000    Robbins & Myers, Inc.                                                    533,600
            70,000    Semitool, Inc.*                                                              434,700
            10,300    Summa Industries*                                                             98,674
            29,000    Technical Olympic USA, Inc.*                                                 429,490
            15,000    Tropical Sportswear International*                                           134,550
            41,000    URS Corp.*                                                                   583,430
            27,000    William Lyon Homes, Inc.*                                                    589,410
            15,000    Universal Stainless & Alloy*                                              90,750
                                                                                                12,871,815
CONSUMER CYCLICAL-- 21.33%
            12,800    Ag Services of America, Inc.*                                                 92,160
             2,800    Allen Organ Co. Cl. B                                                        109,368
            21,800    Ambassadors International*                                                   195,982
            25,000    Amerco*                                                                      110,500
            60,000    Applica, Inc.*                                                               300,000
            40,000    Ashworth, Inc.*                                                              256,000
            12,127    Bowl America, Inc. Cl. A                                                     143,099
            25,000    Brookstone, Inc.*                                                            361,500
            41,000    Cole National Corp.*                                                         467,400
            34,000    Consolidated Graphics, Inc.*                                                 756,500
            73,000    CSK Auto Corp.*                                                              803,000
            32,000    Cutter & Buck, Inc.*                                                     120,000
            39,000    Department 56, Inc.*                                                         503,100
             9,500    Duckwall-Alco Stores, Inc.*                                                  104,025
            16,500    Ellis (Perry) International, Inc.*                                           265,650
            13,860    Edelbrock Corp.*                                                             157,865
            25,000    Electro Rent Corp.*                                                          303,025
            53,000    Elizabeth Arden, Inc.*                                                       784,400
             2,125    Federal Screw Works                                                           89,250
            55,000    Finish (The) Line*                                                           580,250
            20,000    Finlay Enterprises, Inc.*                                                    241,200
            43,000    Friedman's, Inc. Cl. A                                                       373,240
            13,000    Garden Fresh Restaurant Corp.*                                               130,000
            24,000    Gart Sports Co.*                                                             464,400
            90,000    Goody's Family Clothing, Inc.*                                               399,600
               200    Home Depot, Inc.                                                               4,792
            45,000    Imagistics International, Inc.*                                              900,000
            65,000    Isle of Capri*                                                               860,600
            58,000    Jakks Pacific, Inc.*                                                         781,260
             7,600    Liberty Homes, Inc. Cl. A                                                     30,704
            38,000    Marinemax, Inc.*                                                             448,780
            36,750    Maxwell Shoe, Inc. Cl. A*                                                    427,035
            50,000    Mesaba Holdings*                                                             306,000
            20,000    Midas, Inc.*                                                                 128,600
            15,000    Monro Muffler Brake, Inc.*                                                   253,500
            19,400    Movado Group                                                                 364,914
            22,000    National R.V. Holdings, Inc.*                                                131,560
            36,900    Navigant International, Inc.*                                                454,977
            43,400    Quaker Fabric Corp.*                                                         301,630
            30,000    Resortquest International, Inc.*                                             113,100
            35,550    Rex Stores Corp.*                                                            362,966
            11,300    S & K Famous Brands, Inc.*                                               141,137
            55,000    Source Information Management Co.*                                           232,650
            12,000    Sport Chalet, Inc.*                                                           84,612
            95,000    Stein Mart, Inc.*                                                            579,500
            22,000    Steinway Musical Instruments, Inc.*                                          357,940
            40,000    Syms Corp.*                                                                  283,600
            38,600    Tarrant Apparel Group*                                                       157,874
            30,000    Ultimate Electronics, Inc.*                                                  304,500
            39,000    Vans, Inc.*                                                                  221,520
             7,800    Weyco Group, Inc.                                                            267,696
            33,000    Whitehall Jewellers, Inc.*                                                   313,500
             9,000    Williams Industries, Inc.*                                                    30,600
            52,000    Wilsons The Leather Experts, Inc.*                                           260,000
            34,000    II-VI, Inc.*                                                                 546,040
                                                                                                17,763,101
CONSUMER STAPLES-- 5.72%
            65,000    Audiovox Corp.*                                                              672,165
            18,000    Benihana, Inc. Cl. A*                                                        243,000
            37,000    BUCA, Inc.*                                                                  307,840
             9,300    Cagle's, Inc. Cl. A*                                                          65,193
            26,000    Chalone Wine Group Ltd.*                                                     214,240
            39,400    Dave and Busters, Inc.*                                                      340,810
             1,700    Foodarama Supermarkets, Inc.*                                                 48,875
             3,200    Genesee Corp. Cl. B*                                                          27,488
            52,000    Ingles Markets, Inc. Cl. A                                                   611,988
            17,425    Marsh Supermarkets, Inc. Cl. A                                               200,579
            28,125    Marsh Supermarkets, Inc. Cl. B                                               342,844
             6,100    Minuteman International, Inc.                                                 53,863
            35,050    Sanderson Farms, Inc.                                                        732,895
            52,000    Spartan Stores, Inc.*                                                         78,520
            36,000    Standard Commercial Corp.                                                    651,600
            23,000    Water Pik Technologies, Inc.*                                                169,050
                                                                                                 4,760,950
ENERGY-- 3.60%
            29,000    Callon Petroleum Corp.*                                                       97,150
            32,000    Cimarex Energy Co.*                                                          572,800
            21,000    Giant Industries, Inc.*                                                       61,950
            21,120    Marine Products Corp.                                                        208,032
            56,000    Pericom Semiconductor Corp.*                                                 465,360
            30,000    Petroleum Development Corp.*                                                 159,000
            10,600    Petroleum Helicopters, Inc.*                                                 314,184
             4,500    RGC Resources, Inc.                                                           82,800
            35,200    RPC, Inc.                                                                    408,320
            32,000    Resource America, Inc. Cl. A                                                 288,352
            40,000    Semco Energy, Inc.                                                           244,000
            22,000    Torch Energy Royalty Trust                                                    97,900
                                                                                                 2,999,848
FINANCIAL-- 15.53%
            19,700    Aegis Realty, Inc.                                                           224,974
             8,349    American Business Financial Services, Inc.                                   102,359
            31,000    American Home Mortgage Holdings                                              341,000
            23,000    America's Car-Mart, Inc.*                                                    293,250
            21,250    Anfi, Inc.                                                                   313,437
            10,500    BancInsurance Corp.*                                                          51,450
             7,300    Brantley Capital Corp.                                                        56,210
            29,000    California First National Bancorp                                            371,200
           110,000    Compucredit Corp.*                                                           777,700
            15,452    Cotton States Life and Health
                          Insurance Co.                                                            147,412
            28,000    Danielson Holding Corp.*                                                      39,200
            14,000    Donegal Group, Inc. Cl. A                                                    150,500
             7,000    Donegal Group, Inc. Cl. B                                                     78,750
            33,000    DVI, Inc.*                                                                   249,150
            20,000    EMC Insurance Group, Inc.                                                    357,400
            23,725    First Albany Companies, Inc.                                                 165,601
            22,000    First Cash, Inc.*                                                            224,642
            30,000    Insignia Financial Group, Inc.*                                              217,500
             9,000    Interstate National Dealer
                          Services, Inc.*                                                           53,559
             5,300    Investors Title Co.                                                          121,068
            18,440    IShares Russell 2000 Value                                                 2,058,826
            38,000    Knightsbridse Tankers Ltd.                                                   568,860
            13,000    Matrix Bancorp, Inc.*                                                        123,045
            18,000    Maxcor Financial Group, Inc.*                                                117,180
             9,000    Mego Financial Corp.*                                                         10,980
             5,000    Merchants Group, Inc.                                                        110,000
            86,000    MFA Mortgage Investments, Inc.                                               722,400
             2,250    MFC Development Corp.*                                                         3,938
            33,000    Microfinancial, Inc.                                                          48,840
            34,800    Midland Co.                                                                  661,200
             3,900    National Security Group, Inc.                                                 52,650
             6,000    National Western Life Insurance Co.*                                         576,000
            24,750    Penn-America Group, Inc.                                                     223,988
            55,000    Penn Treaty American Corp.*                                                  109,450
            28,500    PXRE Corp.                                                                   698,250
            33,100    Sizeler Property Investors, Inc.                                             307,499
            38,000    SWS Group, Inc.                                                              515,280
            48,000    Stewart Information Services Corp.*                                        1,026,720
            32,000    Talx Corp.                                                                   413,440
            10,000    Trover Solutions, Inc.*                                                       54,600
             9,500    Westwood Holdings Group, Inc.                                                127,395
             4,600    Ziegler (The) Companies, Inc.                                                 66,240
                                                                                                12,933,143
HEALTH CARE-- 2.97%
            17,000    Allou Health & Beauty Care, Inc.*                                         45,390
            31,000    D & K Healthcare Resources                                               317,471
            40,000    DJ Orthopedics, Inc.*                                                        150,400
            53,000    Daisytek International Corp.*                                                420,290
            25,000    Healthcare Services Group*                                                   326,000
             6,100    Kewaunee Scientific Corp.                                                     56,730
            20,000    Matria Healthcare, Inc.*                                                     173,800
            95,000    Nabi Biopharmaceuticals*                                                     589,000
            46,000    Prime Medical Services, Inc.*                                                398,820
                                                                                                 2,477,901
MEDIA & ENTERTAINMENT-- 0.67%
            10,000    Communications Systems, Inc.*                                                 79,700
            69,000    Pinnacle Entertainment, Inc.*                                                478,170
                                                                                                   557,870
MISCELLANEOUS-- 3.96%
            18,400    Andersons, Inc.                                                              233,680
            21,125    Astronics Corp.*                                                             145,551
            19,800    Baker (Michael) Corp.*                                                       216,810
             9,000    Childtime Learning Centers, Inc.*                                              9,900
            32,000    Cornell Companies, Inc.*                                                     288,000
            65,000    Dover Motorsports, Inc.                                                      286,000
            14,800    Exponent, Inc.*                                                              217,397
            20,000    GTSI Corp.*                                                                  269,000
            22,000    Keith Companies, Inc.*                                                       287,540
             4,500    McRae Industries, Inc. Cl. A                                                  39,600
            35,000    NCE Petrofund-units                                                          241,500
            15,400    Navigators Group, Inc.*                                                      353,430
            14,300    Nobel Learning Communities, Inc.*                                             56,485
            50,000    Res-Care, Inc.*                                                              181,450
            13,800    SL Industries, Inc.*                                                          73,140
             2,700    Scope Industries                                                             236,250
            12,000    Sun Hydraulics Corp.                                                          96,000
             7,700    United States Lime & Minerals, Inc.                                       28,490
             3,350    VSE Corp.                                                                     35,812
                                                                                                 3,296,035
TECHNOLOGY-- 13.67%
             8,600    Ault, Inc.*                                                                   16,340
            42,300    Bell Microproducts, Inc.*                                                    234,342
            19,900    Ceradyne, Inc.*                                                              155,220
            68,000    Computer Network Tech Corp.*                                                 482,800
            26,617    Del Global Technologies Corp.*                                                79,851
             2,967    Del Global Technologies Corp. Warrants*                                          890
            18,300    Diodes, Inc.*                                                                175,680
            42,000    Ennis Business Forms, Inc.                                                   488,040
            17,000    Eplus, Inc.*                                                                 119,850
             2,250    FRMO Corp.*                                                                      450
            22,000    Inforte Corp.*                                                               170,500
            64,309    Kroll, Inc.*                                                               1,227,016
            65,000    MCSI, Inc.*                                                                  308,750
            66,000    Microsemi Corp.*                                                             401,940
            41,000    Modtech Holdings, Inc.*                                                      397,700
            31,000    Nam Tai Electronics, Inc.                                                    757,950
            24,000    New Horizons Worldwide, Inc.*                                                 94,800
            42,000    Nu Horizons Electric Corp.*                                                  242,760
            67,000    NYFIX, Inc.*                                                                 301,500
             8,000    Opticnet, Inc.*                                                                   80
            32,000    Overland Storage, Inc.*                                                      466,592
            61,000    PC Connection, Inc.*                                                         309,270
            20,000    PDI, Inc.*                                                                   215,820
            32,000    Peak International Ltd.*                                                     121,280
             6,400    Penn Engineering & Manufacturing
                          Corp. (voting)                                                            68,160
            23,800    Penn Engineering & Manufacturing
                          Corp. (non-voting)                                                       253,470
            37,000    Plato Learning, Inc.*                                                        219,780
            25,000    Pomeroy Computer Res*                                                        292,500
            27,000    Powell Industries, Inc.*                                                     461,133
             8,900    Prophet 21, Inc.*                                                            142,578
            17,000    Richardson Electric Ltd.                                                     147,220
            22,000    Rofin-Sinar Technologies, Inc.*                                              181,060
            43,000    Roxio, Inc.*                                                                 205,110
            32,000    SBS Technologies, Inc.*                                                      293,120
            59,000    Stoneridge, Inc.*                                                            702,100
            30,000    Sypris Solutions, Inc.                                                       306,300
            30,000    Trikon Technologies, Inc.*                                                   150,000
           104,000    Ulticom, Inc.*                                                               778,960
             8,760    Video Display Corp.*                                                          59,874
            82,000    Zomax, Inc.*                                                                 348,500
                                                                                                11,379,286
TELECOMMUNICATIONS SERVICES-- 0.64%
            64,000    Lightbridge, Inc.*                                                           393,600
            25,000    TTI Team Telecom International Ltd.*                                         136,250
                                                                                                   529,850
TRANSPORTATION & SERVICES-- 4.14%
            12,000    International Shipholding Corp.*                                              73,200
            20,000    Maritrans, Inc.                                                              270,000
             9,000    Marten Transport Ltd.*                                                       170,865
            23,000    Nordic American Tanker Shipping                                              311,420
            15,500    Old Dominion Freight Line, Inc.*                                             439,425
            26,100    P.A.M. Transportation Services, Inc.*                                        657,981
            78,000    Railamerica, Inc.*                                                           559,260
            35,000    Stelmar Shipping Ltd.*                                                       527,100
            20,200    Transport Corporation of America, Inc.*                                       98,980
            17,000    USA Truck, Inc.*                                                             119,867
            25,000    U.S. Xpress Enterprises Cl. A*                                               219,000
                                                                                                 3,447,098
UTILITIES-- 6.66%
            30,000    American States Water Co.                                                    694,500
             4,554    California Water Service Group                                               107,884
            26,900    Cascade Natural Gas Corp.                                                    538,000
            12,700    Chesapeake Utilities Corp.                                                   232,410
            19,500    Connecticut Water Service, Inc.                                              492,005
             4,000    Delta Natural Gas Company, Inc.                                               85,960
             9,000    Energy South, Inc.                                                           253,800
             8,000    Florida Public Utilities Co.                                                 118,800
            13,500    Green Mountain Power Corp.                                                   283,095
            30,000    Integrated Electrical Services*                                              115,500
             3,900    Maine Public Service Co.                                                     124,800
            18,300    Middlesex Water Co.                                                          383,751
            35,000    NUI Corp.                                                                    604,100
             4,800    SJW Corp.                                                                    374,640
            17,200    South Jersey Industries, Inc.                                                567,944
            21,551    Southwest Water Co.                                                          285,554
            11,476    Unitil Corp.                                                                 284,605
                                                                                                 5,547,348

TOTAL COMMON STOCKS                                                                             82,270,275
(Cost $82,322,937)

TOTAL INVESTMENTS-- 98.80%                                                                      82,270,275
(Cost $82,322,937)

Other assets less liabilities-- 1.20%                                                            1,000,624

TOTAL NET ASSETS-- 100.00%                                                              $       83,270,899

The identified cost of investments owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

Net unrealized depreciation for federal income tax purposes was $52,662, which is comprised of unrealized appreciation of $14,304,457 and unrealized depreciation of $14,357,119.

*Non-income producing security

See accompanying Notes to Financial Statements.

Babson Value Fund

For the year 2002, Babson Value Fund returned -14.42% (price change and reinvested distributions), outperforming its benchmark, the unmanaged Russell
1000 Value Index which returned -15.52%. For much of the year, the Fund was helped by its conservative positioning and economic factors that favored traditional value sectors such as consumer staples, materials and processing, and producer durables. Overweight positions relative to the benchmark in each of these areas added considerable value during the year. Additionally, the Fund realized its strongest stock selection in the financial services sector, an area of significant emphasis during 2002. Student loan financing companies and property and casualty insurance providers with dependable earnings were among the Fund's largest holdings and most significant contributors to 2002's outperformance versus the benchmark.

The Fund's average annual compounded total returns for one, five and ten year periods as of December 31, 2002, were -14.42%, -0.61% and 9.59%, respectively.
Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

As value factors retreated during the latter part of the year in favor of more growth-oriented technology and telecommunications names, the Fund did loose some ground in these areas. Areas that the Fund had been emphasizing, including the consumer sectors and financial services, underperformed the broader market in the fourth quarter. The Fund was underweight in both the technology and utilities sectors, which were the quarter's two strongest sectors on a market basis. Stock selection and an overweight position in the materials and processing sector, an area that performed strongly during the fourth quarter, helped the Fund.

The following holdings were added in the second half of 2002: Bank of America --
banking/financial holding company, Del Monte Foods -- food products (received as a spin-off from Heinz), Dow Chemical -- chemicals, Exxon Mobil -- integrated oil, Freddie Mac -- mortgage lending, Kroger -- food/drug retailer, Southwest
Airlines -- airline, and Verizon -- telecommunications.

The following were eliminated from the Fund after meeting our sell criteria:
Albertson's and Fortune Brands.

The following were eliminated due to tax loss selling: Delta Air Lines, General
Motors, Marathon Oil, and Sabre Holdings.

Astoria Financial and SBC Communications were sold based on our analyst recommendation in our portfolio reconfiguration.

Tenet Healthcare was eliminated due to fundamentals, Compuware was sold based on concerns about their business strategy.

Minor positions in The Phoenix Companies were eliminated.

Economic factors have begun to look more promising, particularly a surprisingly robust report from the Institute of Supply Management's (ISM) Index, which tracks manufacturing activity. In December, the index climbed to 54.7, up from
49.2 in November. This could represent an early signal of a restoration of business confidence. Regardless, we continue to believe that Babson Value Fund is positioned to outperform the market in 2003.

Fund Composition

Top Ten Holdings:                                                    % of Total
SLM Corp.                                                                 3.71%
Wells Fargo & Co.                                                     3.50
Student Loan Corp.                                                        3.37
Lockheed Martin Corp.                                                     3.22
Weyerhaeuser Co.                                                          3.19
American Express Co.                                                      3.10
Sempra Energy Corp.                                                       3.09
Union Pacific Corp.                                                       3.04
International Business Machines Corp.                                     3.00
Kellogg Co.                                                               2.97
Total                                                                    32.19%
Total Securities in Portfolio                                               38

As of December 31, 2002, schedule of investments. Subject to change.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002 (UNAUDITED)

BABSON VALUE FUND

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 91.00%
BASIC MATERIALS-- 8.94%
           206,100    Dow Chemical Co.                                                  $        6,121,170
           206,500    duPont (E.I.) deNemours & Co.                                          8,755,600
           434,900    United States Steel Corp.                                                  5,705,888
           232,500    Weyerhaeuser Co.                                                          11,441,325
                                                                                                32,023,983
CAPITAL GOODS-- 8.83%
           231,300    Boeing Co.                                                                 7,630,587
           202,100    Hanson PLC, ADR                                                            4,482,578
           199,972    Lockheed Martin Corp.                                                     11,548,383
           343,200    Rockwell Collins                                                           7,982,832
                                                                                                31,644,380
CONSUMER CYCLICAL-- 6.99%
           563,800    Limited Brands                                                             7,853,734
           510,500    McDonald's Corp.                                                           8,208,840
         3,667,100    Rite Aid Corp.*                                                            8,984,395
                                                                                                25,046,969
CONSUMER STAPLES-- 10.42%
           111,650    Del Monte Foods Co.                                                          859,705
           218,000    Diageo PLC, ADR                                                            9,548,400
           250,000    H.J. Heinz Co.                                                             8,217,500
           311,000    Kellogg Co.                                                               10,657,970
           520,400    Kroger Co.*                                                                8,040,180
                                                                                                37,323,755
ENERGY-- 7.68%
           235,132    BP Amoco PLC                                                               9,558,116
           252,900    Exxon Mobil Corp.                                                          8,836,326
           207,000    Royal Dutch Petroleum Co.                                                  9,112,140
                                                                                                27,506,582
FINANCIAL-- 31.78%
           281,050    Allstate Corp.                                                            10,396,039
           314,700    American Express Co.                                                      11,124,645
           164,900    American International Group, Inc.                                         9,539,465
           130,100    Bank of America Corp.                                                      9,051,057
           283,266    Citigroup, Inc.                                                            9,968,131
           159,000    Everest Re Group Ltd.                                                      8,792,700
           151,100    Freddie Mac                                                                8,922,455
           298,100    National City Corp.                                                        8,144,092
           128,100    SLM Corp.                                                                 13,304,466
           123,600    Student Loan Corp.                                                        12,088,080
           267,530    Wells Fargo & Co.                                                     12,539,131
                                                                                               113,870,261
HEALTH CARE-- 2.28%
           352,600    Bristol-Myers Squibb                                                       8,162,690

TECHNOLOGY-- 5.43%
           609,800    Apple Computer, Inc.*                                                      8,738,434
           138,600    International Business Machines Corp.                                     10,741,500
                                                                                                19,479,934
TRANSPORTATION-- 1.14%
           293,000    Southwest Airlines Co.
4,072,700

UTILITIES-- 7.51%
           350,000    Duke Energy Corp.                                                          6,839,000
           468,300    Sempra Energy Corp.                                                       11,075,295
           232,200    Verizon Communications, Inc.                                               8,997,750
                                                                                                26,912,045

TOTAL COMMON STOCKS                                                                            326,043,299
(Cost $234,797,792)

CONVERTIBLE PREFERRED STOCK-- 3.05%
           182,200    Union Pacific Corp.                                                       10,908,314
(Cost $9,915,033)

FACE AMOUNT           DESCRIPTION                                                             MARKET VALUE

REPURCHASE AGREEMENT-- 5.30%
$       19,000,000    UMB Bank, n.a.,
                          0.62%, due January 2, 2003 (Collateralized by Federal
                          National Mortgage Association Discount Notes, due
                          January 17, 2003 with a market
                         value of $19,372,142)                                                  19,000,000
(Cost $19,000,000)

TOTAL INVESTMENTS-- 99.35%                                                                     355,951,613
(Cost $263,712,825)

Other assets less liabilities-- 0.65%                                                            2,333,820

TOTAL NET ASSETS-- 100.00%                                                              $      358,285,433

The identified cost of investments owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $92,238,788, which is comprised of unrealized appreciation of $104,964,453 and unrealized depreciation of $12,725,665.

*Non-income producing security

See accompanying Notes to Financial Statements.

Babson-Stewart Ivory International Fund

World stock markets finished 2002 posting their third consecutive year of losses. Weak economic growth, corporate scandals, profitwarnings, dividend cuts, volatility and fear of deflation and conflict in the Middle East have all conspired to create the most severe bear market since the Great Depression more than 70 years ago. However, the investment declines of 2002 have been spread across the globe with the UK, Japan and particularly Germany ending the year in deeply negative territory.

The Central Banks waited until late in the year to change policy rates. The U.S.
Federal Reserve cut key rates by a larger than expected 50 basis points (bps) to
1.25% in November. The European Central Bank followed suit with a 50 bp cut to
2.75% in December. Meanwhile the Bank of England left UK base rates unchanged all year, a first since 1959.

In the UK the lowest interest rates in 40 years have fuelled a housing boom and contributed to robust domestic demand and consumer spending. The Fund has 27.1%
of its holdings in the UK as of December 31, 2002. In contrast, the Eurozone has had a downturn in both industrial activity and confidence. With unemployment rates of 10% in Germany and 9% in France and Italy, continental European consumers have not supported their economies in the same way as in the U.S. and
UK.

Investment Results -- Total Return
                                                                   PERIODS ENDED 12/31/02
                                                       FOURTH QUARTER                 PREVIOUS TWELVE
2002     MONTHS

Babson-Stewart Ivory Intl Fund                               5.32%                        -21.45%
MSCI EAFE* Index**                                           6.48%                        -15.66%
S&P 500 Index**                                          8.42%                        -22.09%
Lipper International Funds
 (avg. funds 854 and
 808, respectively)                                          6.64%                        -13.83%

*Europe, Australia, Far East

**unmanaged

The Fund's average annual compounded total returns for five and ten year periods as of December 31, 2002, were -7.26% and 1.89%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

The following holdings were added in the second half of 2002: In Europe: Bank of Ireland-- financial services, Interbrew-- premium and specialty brewing, and
Irish Life & Permanent-- financial services. In the United Kingdom: British
Sky Broadcasting-- pay-television broadcasting, Smith Group-- broad based industrials company, Vodafone-- telecommunications, and WPP-- communications services. In Asia: China Resources Enterprise-- diversified and Samsung--
electronic equipment. In Japan: East Japan Railway-- transport, Kaneka--
chemicals, Mitsui-- trading, financial and industrial, Murata-- electronic components, Nippon TV Network--  television broadcaster, Nomura-- securities and investment banking, Ricoh-- electronic and electrical equipment, SMC--
electric machinery, and Sumitomo Bakelite-- materials for semi-conductors. In
France: Aventis-- pharmaceuticals. In Spain: NH Hoteles-- hotels. In
Switzerland: Nestle--  consumer staples. In the Netherlands: Ahold-- food retailer. In China: CNOOC-- oil.

The following companies were sold in Europe: Bank Sarasin -- stretched valuation, Dexia -- non-performing loan concerns, and Essilor -- stretched valuation. In the United Kingdom: British Sky Broadcasting -- stretched valuation, Capita Group -- stretched valuation, GlaxoSmithKline -- pipeline and patent concerns, and Granada -- integration risks with Carlton. In Japan: Acom
-- slowing growth prospects, Fanuc -- better growth prospects at SMC, Japan
Airport Terminal -- poor growth prospects, Mitsubishi Tokyo -- concerns over banking industry in Japan, Nintendo -- poor sales prospects, NTT Docomo --
expensive valuation, and Toyota -- slowing U.S. car sales. In Asia: Samsung --
margin pressure. In France: L'Oreal -- profit taking and Pinault Printemps --
concerns over balance sheet.

Several of Babson-Stewart Ivory Fund's new purchases  are among the 10 largest holdings: East Japan Railway, Nestle and Vodafone.

Looking ahead it is hard to be overly upbeat about the prospects for equity markets as we move into 2003. Economic uncertainties persist, and we see little or no growth coming from continental Europe and Japan. The global economy may be dependent on the U.S. for staging a recovery. The prospect of significant upside for equity markets remains in question as long as the geopolitical uncertainties persist.

Fund Diversification

                                                                     % of Total
Basic Materials                                                            1.9%
Consumer Discretionary                                                    13.5
Consumer  Staples                                                          8.7
Energy                                                                     9.9
Financial                                                                 15.9
Health Care                                                               13.3
Industrials                                                               11.8
Information Technology                                                     7.3
Telecoms Services                                                          9.5
Utilities                                                                  5.9
Cash & Equivalents                                                     2.3

As of December 31, 2002, schedule of investments. Subject to change.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002 (UNAUDITED)

BABSON-STEWART IVORY INTERNATIONAL FUND

SHARES                COMPANY                                                                 MARKET VALUE

COMMON STOCKS-- 97.72%
AUSTRALIA-- 1.29%
            62,074    Brambles Industries Ltd.
                          (Support services)                                            $          164,181

BELGIUM-- 0.65%
             1,497    Colruyt
                          (Food retailer)                                                           82,420

CHINA -- 2.10%
           102,000    Asia Satellite
                          (Satellite operator)                                                     119,676
           113,500    CNOOC
                          (Oil & gas)                                                          148,451
                                                                                                   268,127

FINLAND-- 1.35%
            10,850    Nokia
                          (Telecom equipment)                                                      172,383

FRANCE-- 13.95%
             3,367    Atos Origin*
                          (Software & computer services)                                        81,919
             6,192    Autoroutes
                          (Transportation)                                                         149,546
             3,743    Aventis
                          (Health)                                                                 203,330
             6,991    BNP Paribas
                          (Banking)                                                                284,680
             6,098    Interbrew
                          (Brewery)                                                                143,887
             7,024    STMicroelectronics
                          (Semiconductors)                                                         137,598
            12,707    Suez
                          (Utility)                                                                220,409
             3,903    Total
                          (Oil major)                                                              557,067
                                                                                                 1,778,436
GERMANY-- 4.22%
             1,650    Muenchener Rueckvers
                          (Insurance)                                                              197,260
               600    Porsche
                          (Automobiles)                                                            249,171
             2,100    Schering
                          (Pharmaceuticals)                                                         91,284
                                                                                                   537,715
HONG KONG-- 4.37%
           192,000    China Resources Enterprise
                          (Diversified)                                                            169,878
           210,100    HK & China Gas
                          (Gas utility)                                                            270,756
            37,000    Television Broadcast
                          (Media)                                                                  116,714
                                                                                                   557,348
IRELAND-- 1.56%
            18,435    Irish Life & Permanent
                          (Financial services)                                                     199,128

ITALY -- 1.64%
            15,300    Luxottica
                          (Eyeglass frames)                                                        208,845

JAPAN-- 15.71%
                60    East Japan Railway
                           (Transport)                                                             297,575
             6,000    Fuji Photo
                           (Film)                                                                  195,520
            26,000    Kaneka
                           (Chemicals)                                                             139,020
            41,000    Mitsui
                           (General trading company)                                               191,260
             3,500    Murata
                           (Electronic equipment)                                                  137,041
               980    Nippon TV Network
                           (Media)                                                                 146,059
             9,000    Nomura
                           (Financial services)                                                    101,095
             8,000    Ricoh
                           (Electronic equipment)                                                  131,155
             1,800    SMC
                           (Engineering)                                                           168,845
             3,400    Sony
                           (Consumer electronics)                                                  142,001
            25,000    Sumitomo Bakelite
                           (Chemicals - plastics)                                                  103,149
             6,000    Takeda
                           (Pharmaceuticals, chemicals)                                            250,589
                                                                                                 2,003,309
NETHERLANDS-- 4.14%
            13,319    Ahold
                           (Retailing)                                                             169,008
            14,467    ING Groep
                           (Financial services)                                                    244,869
            20,000    Vedior
                           (Support services)                                                      114,099
                                                                                                   527,976
NORWAY-- 0.28%
             6,100    Tandberg
                          (Telecommunication services)                                              35,184

PORTUGAL-- 1.08%
            20,000    Portugal Telecom
                          (Telecom utility)                                                        137,380

SOUTH KOREA-- 4.80%
             3,062    Kookmin*
                           (Banking)                                                               108,431
               580    Samsung
                           (Electronics)                                                           153,552
            16,400    SK Telecom Ltd.
                           (Telecommunication services)                                            350,140
                                                                                                   612,123
SPAIN -- 4.14%
             6,162    Banco Popular
                          (Banking)                                                                251,828
            14,398    NH Hoteles*
                          (Hotels)                                                                 123,662
            17,046    Telefonica*
                          (Telephone utility)                                                      152,483
                                                                                                   527,973
SWEDEN-- 2.65%
            30,000    Nordea
                           (Banking)                                                               132,505
            17,100    Securitas
                           (Security/cleaning services)                                            204,555
                                                                                                   337,060
SWITZERLAND-- 6.66%
               343    Kaba
                           (Security)                                                               63,734
             1,848    Nestle
                           (Food)                                                                  391,486
            10,800    Novartis*
                           (Pharmaceuticals and chemicals)                                         393,941
                                                                                                   849,161
UNITED KINGDOM-- 27.13%
             8,400    AstraZeneca
                           (Pharmaceuticals)                                                       300,140
            76,759    BP
                           (Oil)                                                                   527,531
            19,565    Bank of Ireland
                           (Banking)                                                               200,869
            89,288    Centrica
                           (Utility)                                                               245,742
            30,072    Compass
                           (Food producer)                                                         159,723
            11,688    HSBC
                           (Banks)                                                                 129,143
            12,613    Pearson
                           (Media and photography)                                                 116,627
            15,174    Royal Bank of Scotland
                           (Banking)                                                               363,408
            34,000    Smith & Nephew
                           (Health)                                                                208,221
            16,522    Smith Group
                           (Diversified manufacturing)                                             184,948
            57,181    Taylor Nelson Sofres
                           (Advertising services)                                                  139,890
            97,364    Tesco
                           (Retailing)                                                             304,012
           220,197    Vodafone
                           (Telecoms)                                                              401,366
            23,168    WPP
                           (Advertising services)                                                  176,936
                                                                                                 3,458,556

TOTAL COMMON STOCKS                                                                             12,457,305
(Cost $13,941,160)

FACE AMOUNT           DESCRIPTION                                                             MARKET VALUE

REPURCHASE AGREEMENT-- 0.48%
$           61,000    State Street Bank and Trust Co.,
                          0.05%, due January 2, 2003
                          (Collateralized by U.S. Treasury Bills,
                          8.125%, due August 15, 2023
                          with a market value of $65,095)                                           61,000
(Cost $61,000)

TOTAL INVESTMENTS-- 98.20%                                                                      12,518,305
(Cost $14,002,160)

Other assets less liabilities-- 1.80%                                                              229,537

TOTAL NET ASSETS-- 100.00%                                                              $       12,747,842

The identified cost of investments owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

Net unrealized depreciation for federal income tax purposes was $1,483,232, which is comprised of unrealized appreciation of $584,276 and unrealized depreciation of $2,067,508.

See accompanying Notes to Financial Statements.

Babson Bond Trust

For the third consecutive year, the bond market has provided investors with positive returns. In 2002, the bond market outperformed the unmanaged Standard
& Poor's 500 Index by 30%. The impetus behind the bond market's strength this year was a sharp decline in interest rates in response to a sputtering but determined U.S. economy, easy monetary policy, corporate crises of confidence, persistent geopolitical concerns and financial market volatility.

Treasury bonds rallied most rewardingly of all the fixed income sectors in 2002.
At year-end, ten-year yields resided at 3.8%, after starting the year at 5%.
Many of the contributing factors to the Treasury rally of 2002 were specific to the unique environment of 2002. Remarkable financial market volatility, fear of a double dip recession, geopolitical concerns, and risk-aversion provided the
Treasury market's boost. If economic health returns, Treasury rates would be expected to rise, but the combination of low Fed Funds and low inflation should keep a soft ceiling on an upward drift in rates in 2003.

The mortgage-backed market had its best performance in a decade. The factors driving mortgage-backed performance were credit quality and a decline in volatility. Despite a massive refinancing wave, the mortgage market saw tremendous buying demand from banks, hedge funds, and government sponsored entities. This bid lifted valuations and provided mortgage outperformance relative to Treasuries.

The credit market's spreads (risk premiums) started and ended the year at approximately the same level. But what went on in the interim was pure turbulence. Shrouded financials, corporate shenanigans, bankruptcies, defaults, downgrades to junk, and the subsequent reactions of the rating agencies contributed to an immense bout of credit market volatility. According to Moody's rating agency, 2002 investment grade downgrades surged to a new record of 282
U.S. companies. The vast majority of these downgrades had exposure to electric power, telecom, or high technology. Rating agencies downgraded over five investment grade companies for every one they raised. "Fallen Angels", or investment grade bonds that were downgraded to junk status numbered 310 issues, amounting to $139.5 billion in debt. To put this in perspective, this "new" junk debt increased the size of the Lehman Brother's U.S. high yield index by more than 20%. Some of the largest names in the investment grade market, such as
WorldCom, Qwest, Tyco and Georgia Pacific were downgraded to junk. Both Bond L and Bond S were exposed to these holdings, which contributed to overall underperformance. Credit quality in certain segments of the market is improving, and specific sub-sectors of the credit market actually performed quite well in
2002, namely consumer cyclicals, lodging and home construction. We believe the credit markets will outperform Treasuries in 2003, and expect to remain overweighted in high-quality corporate bonds into 2003.

Tremendous 2002 financial market volatility and the causes of such volatility seem to have dissipated. Fixed income markets (and investors) should behave more conventionally in 2003. The economy is on track for a slow, but choppy, return to a 2-3% growth rate. This year should bring a restoration of business confidence and profitability and a Fed that will be on guard against conditions that could cause deflation. As a war with Iraq becomes more of an immediate risk, there could be a brief "safe haven" rally in the Treasury market, but the great bond rallies of 2000-2002 are not likely to be duplicated.

Average annual compounded total returns for Portfolio L for one, five and ten year periods as of December 31, 2002, were 5.43%, 5.80% and 6.48%, respectively.
For Portfolio S, total returns for one, five and ten year periods were 5.69%,
5.90% and 6.21%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance.
Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Currently, the average maturity is 3.3 years for Portfolio S and 6.0 years for
Portfolio L, after taking into consideration bonds trading to their call dates and average life assumptions for mortgage and asset-backed securities.

QUALITY RATINGS

                                           PORTFOLIO L       PORTFOLIO S
Aaa                                            56.5%            61.8%
Aa                                              5.3               4.9
A                                              17.6              16.6
Lower                                          20.6              16.7
Total                                         100.0%           100.0%

Source: Moody's

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002 (UNAUDITED)

BABSON BOND TRUST - PORTFOLIO L

                                                                                   PRINCIPAL           MARKET
DESCRIPTION                                                                          AMOUNT             VALUE

CORPORATE BONDS-- 43.16%
BANKS AND FINANCE-- 15.50%
Associates Corporation North America, 5.80%,
     due April 20, 2004                                                    $         1,000,000  $      1,050,131
Bank of America Corp., 6.625%,
     due June 15, 2004                                                                 310,000           330,877
Bank of America Corp., 5.25%,
     due February 1, 2007                                                              175,000           188,632
Boeing Capital Corp., 7.10%,
     due September 27, 2005                                                            285,000           308,909
CIT Group Holdings, 7.625%,
     due August 16, 2005                                                               125,000           134,561
CIT Group, Inc., 7.375%,
     due April 2, 2007                                                                 225,000           245,521
Countrywide Home Loan, 5.50%,
     due February 1, 2007                                                              445,000           472,912
Duke Capital Corp., 6.75%,
     due February 15, 2032                                                             275,000           215,775
Fannie Mae, 6.625%,
     due October 15, 2007                                                              500,000           579,434
Ford Motor Co., 4.14%,
     due December 15, 2005                                                             530,000           545,827
Ford Motor Co., 7.45%,
     due July 16, 2031                                                                 280,000           244,219
Ford Motor Credit Co., 7.60%,
     due August 1, 2005                                                              1,000,000         1,021,634
GE Capital Commercial, 5.875%,
     due February 15, 2012                                                             600,000           642,589
GE Capital Commercial, 5.033%,
     due December 10, 2035                                                             727,088           768,392
GMAC, 7.75%,
     due January 19, 2010                                                              665,000           697,123
Household Finance Corp., 6.375%,
     due October 15, 2011                                                              725,000           759,266
Household Finance Corp., 6.375%,
     due November 27, 2012                                                             100,000           104,585
Household Finance Corp., 7.625%,
     due May 17, 2032                                                                  225,000           252,654
HSBC Holdings, 5.25%,
     due December 12, 2012                                                             150,000           154,043
Kimco Realty Corp., 7.86%,
     due November 1, 2007                                                              500,000           568,816
Merrill Lynch & Co., 4.54%,
     due March 8, 2005                                                                 750,000           781,880
MMCA Automobile Trust, 4.15%,
     due May 15, 2006                                                                  650,000           670,707
National City Auto, 4.04%,
     due July 15, 2006                                                               1,200,000         1,235,407
Prologis Trust, 7.00%,
     due October 1, 2003                                                                75,000            77,127
Sears Roebuck Acceptance Corp., 6.50%,
     due December 1, 2028                                                              125,000           100,574
SunTrust Banks, Inc., 6.00%,
     due February 15, 2026                                                             710,000           771,793
Supervalu, Inc., 7.50%,
     due May 15, 2012                                                                  225,000           242,938
Textron Financial Co., 5.95%,
     due March 15, 2004                                                                375,000           389,628
Vanderbilt Mortgage, 4.23%,
     due February 7, 2015                                                              350,000           353,570
Wells Fargo Financial, 5.125%,
     due February 15, 2007                                                             500,000           537,506
                                                                                    13,802,088        14,447,030
COMMUNICATIONS-- 5.53%
AOL Time Warner, 7.625%,
     due April 15, 2031                                                                445,000           458,979
BellSouth Savings & Employee Stock Ownership Trust,
     9.19%, due July 1, 2003                                                           262,080           271,130
Comcast Cable Communications, 6.375%,
     due January 30, 2006                                                              505,000           528,817
Cox Communications, Inc., 7.75%,
     due November 1, 2010                                                              600,000           684,395
Tele Communications, Inc., 8.75%,
     due February 15, 2023                                                           1,000,000         1,016,375
Telefonica Europe, 7.35%,
     due September 15, 2005                                                            575,000           634,407
United Technologies Corp., 6.35%,
     due March 1, 2011                                                                 510,000           575,490
Verizon Global Funding Corp., 7.375%,
     due September 1, 2012                                                             280,000           322,836
Verizon Global Funding Corp., 7.75%,
     due December 1, 2030                                                              275,000           321,451
WorldCom, Inc., 6.50%,
     due May 15, 2004                                                                  250,000            60,000
WorldCom, Inc., 8.25%,
     due May 15, 2031                                                                1,165,000           279,600
                                                                                     5,867,080         5,153,480
DIVERSIFIED-- 12.68%
Albertson's, Inc., 7.50%,
     due February 15, 2011                                                             400,000           460,921
Anheuser-Busch Companies, Inc., 6.00%,
     due April 15, 2011                                                                500,000           555,863
Apache Corp., 6.25%, due April 15, 2012                                                300,000           336,886
Aramark Services, 8.15%, due May 1, 2005                                               150,000           161,865
Brascan Corp., 8.125%, due December 15, 2008                                           200,000           218,322
Coca-Cola Co., 4.00%, due June 1, 2005                                               1,000,000         1,047,510
Continental Airlines, 8.048%,
     due November 1, 2020                                                              737,511           648,431
Daimler-Chrysler, 6.90%, due September 1, 2004                                         400,000           423,029
Daimler-Chrysler, 6.40%, due May 15, 2006                                              500,000           539,388
Eli Lilly & Co., 5.50%, due July 15, 2006                                          490,000           529,577
Enterprise Products, 7.50%, due February 1, 2011                                       495,000           535,180
Fred Meyer, Inc., 7.45%, due March 1, 2008                                             450,000           512,037
Gatx Capital Corp., 6.875%, due December 15, 2006                                      540,000           491,434
Hershey Foods Corp., 7.20%, due August 15, 2027                                        410,000           486,818
Humana, Inc., 7.25%, due August 1, 2006                                                325,000           349,291
Ingersoll-Rand, 5.80%, due June 1, 2004                                                350,000           365,261
Keyspan Gas East, 6.90%, due January 15, 2008                                          450,000           517,635
Kinder Morgan, 7.125%, due March 15, 2012                                              250,000           280,800
Kraft Foods, Inc., 6.50%, due November 1, 2031                                         100,000           110,261
Norfolk Southern, 7.25%, due February 15, 2031                                         450,000           524,800
Safeway, Inc., 6.05%, due November 15, 2003                                            550,000           566,460
Scholastic Corp., 5.75%, due January 15, 2007                                          500,000           534,047
Simon Debart LP, 6.625%, due June 15, 2003                                             125,000           127,326
Target Corp., 5.50%, due April 1, 2007                                                 405,000           437,687
Tenet Healthcare Corp., 6.375%,
     due December 1, 2011                                                              140,000           126,248
Tyco International, 6.375%, due February 15, 2006                                      500,000           485,402
Tyco International, 6.375%, due October 15, 2011                                       115,000           107,736
Visteon Corp., 8.25%,
     due August 1, 2010                                                                325,000           345,328
                                                                                    11,157,511        11,825,543
INDUSTRIALS-- 6.29%
Amerada Hess Corp., 7.125%, due March 15, 2033                                         290,000           309,980
Archer-Daniels-Midland, 5.875%,
     due October 1, 2032                                                               325,000           325,421
Avery Dennison Corp., 6.76%, due April 15, 2005                                        450,000           492,533
Avnet, Inc., 8.20%, due October 17, 2003                                               550,000           549,070
Cardinal Health, Inc., 6.75%,
     due February 15, 2011                                                           1,000,000         1,143,718
Conoco, Inc., 6.95%, due April 15, 2029                                                300,000           341,108
Dominion Resources, Inc., 7.82%,
     due September 15, 2014                                                            450,000           482,357
Gannett Company, Inc., 4.95%, due April 1, 2005                                        500,000           529,430
Kerr-McGee Corp., 5.375%, due April 15, 2005                                           340,000           358,697
Lockheed Martin Corp., 8.50%,
     due December 1, 2029                                                              275,000           370,107
Tosco Corp., 7.25%, due January 1, 2007                                                625,000           706,402
Raytheon Co., 7.90%, due March 1, 2003                                                 250,000           251,704
                                                                                     5,355,000         5,860,527
U.S. DOLLAR DENOMINATED CANADIAN SECURITIES-- 0.53%
Canadian National Railway Co., 6.375%,
     due October 15, 2011                                                              445,000           497,172

UTILITIES-- 2.63%
Alabama Power Co., 5.875%, due December 1, 2022                                        150,000           154,832
Consolidated Edison, Inc., 6.15%,
     due July 1, 2008                                                                1,000,000         1,125,383
Consolidated Natural Gas, Inc., 6.25%,
     due November 1, 2011                                                              225,000           243,921
Florida Power & Light, 5.85%,
     due February 1, 2033                                                              230,000           236,426
National Rural Utility, 8.00%,
     due March 1, 2032                                                                 375,000           454,046
Union Oil Company of California, 6.375%,
     due February 1, 2004                                                              225,000           233,997
                                                                                     2,205,000         2,448,605

TOTAL CORPORATE BONDS                                                               38,831,679        40,232,357
(Cost $38,964,630)

ASSET-BACKED BONDS-- 1.01%
Conseco Financial Securities, 6.21%,
     due July 1, 2032                                                                  380,000           397,052
MBNA Master Credit Card Trust II, 5.90%,
     due August 15, 2011                                                               500,000           547,523

TOTAL ASSET-BACKED BONDS                                                               880,000           944,575
(Cost $853,580)

COMMERCIAL MORTGAGE-BACKED BONDS-- 7.36%
Chase Commercial Mortgage, 7.60%,
     due March 18, 2006                                                                560,000           632,986
CS First Boston Mortgage Securities Corp., 6.52%,
     due July 17, 2007                                                               1,250,000         1,368,858
GMAC Mortgage Corp., 6.75%,
     due November 25, 2031                                                             500,000           522,452
Goldman Sachs, 6.50%,
     due September 25, 2032                                                            384,207           395,009
JP Morgan Commercial Mortgage Financial Corp., 6.507%,
     due October 15, 2035                                                            1,500,000         1,686,782
Norwest Asset Securities, 7.25%,
     due December 25, 2027                                                             164,301           165,634
Oakwood Mortgage Investments, 5.92%,
     due September 15, 2017                                                            710,000           700,178
Residential Accredit, 8.00%, due July 25, 2030                                         500,000           519,616
Residential Funding, 6.75%, due May 25, 2028                                           500,000           507,069
Vendee Mortgage Trust, 7.75%, due May 15, 2022                                         326,316           361,008

TOTAL COMMERCIAL MORTGAGE-BACKED BONDS                                               6,394,824         6,859,592
(Cost $6,569,153)

U.S. GOVERNMENTAL AGENCY, U.S. GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES-- 45.57%
U.S. GOVERNMENTAL AGENCY-- 13.05%
*Government National Mortgage Association
     6.50%, due November 15, 2031                                                      316,439           332,453
     7.00%, due July 15, 2032                                                          445,590           472,530
     6.50%, due August 15, 2023                                                         30,345            31,880
     6.50%, due November 15, 2023                                                       34,346            36,084
     6.50%, due March 15, 2024                                                         491,090           515,943
     6.50%, due February 15, 2024                                                       40,433            42,479
     6.50%, due June 15, 2024                                                          601,035           631,452
     7.00%, due March 15, 2024                                                       1,406,996         1,492,063
     7.50%, due July 15, 2007                                                           59,740            63,746
     7.50%, due March 15, 2007                                                          30,254            32,284
     8.00%, due October 15, 2007                                                        84,998            91,735
     6.50%, due September 15, 2032                                                   1,546,816         1,625,095
     8.00%, due December 15, 2026                                                    1,304,081         1,407,437
     6.50%, due August 15, 2031                                                        240,632           252,810
     6.00%, due February 15, 2029                                                      837,953           873,836
     6.50%, due October 15, 2031                                                       384,591           404,054
     6.00%, due November 15, 2031                                                       19,171            19,992
     6.00%, due January 15, 2032                                                       643,411           670,964
     6.50%, due November 15, 2031                                                      404,677           425,156
     9.50%, due April 15, 2016                                                          13,261            14,390
     9.50%, due January 15, 2019                                                        21,572            23,409
     8.00%, due May 15, 2022                                                           108,503           117,103
     6.50%, due December 15, 2023                                                       35,755            37,565
     8.00%, due November 15, 2009                                                    1,101,002         1,191,806
     7.00%, due December 15, 2029                                                      943,397         1,000,435
     6.50%, due May 15, 2031                                                           257,101           270,113
Small Business Administration guaranteed development participation certificates
     9.80%, due July 1, 2008                                                            30,489            33,011
    10.05%, due August 1, 2008                                                          11,938            12,987
    10.05%, due April 1, 2009                                                           36,212            39,764
                                                                                    11,481,828        12,162,576

U.S. GOVERNMENT SECURITIES-- 14.36%
U.S. Treasury Bonds
     2.25%, due July 31, 2004                                                          625,000           633,399
     4.375%, due May 15, 2007                                                          110,000           118,155
     4.625%, due May 15, 2006                                                          545,000           587,962
     5.00%, due February 15, 2011                                                    1,740,000         1,912,370
     5.75%, due August 15, 2010                                                        740,000           851,058
     5.50%, due February 15, 2008                                                      900,000         1,015,735
     6.50%, due October 15, 2006                                                       325,000           373,395
     5.875%, due November 15, 2005                                                      50,000            55,461
     6.50%, due May 15, 2005                                                           250,000           277,588
     6.125%, due August 15, 2029                                                       150,000           176,145
     6.25%, due August 15, 2023                                                      1,950,000         2,291,556
     8.125%, due May 15, 2021                                                        2,650,000         3,725,426
     7.875%, due February 15, 2021                                                   1,000,000         1,372,383
                                                                                    11,035,000        13,390,633

*GOVERNMENT SPONSORED ENTERPRISES-- 18.16%
Federal Home Loan Mortgage Corporation
     6.50%, due August 1, 2032                                                         441,557           460,290
     6.00%, due November 1, 2028                                                     3,675,602         3,817,937
     7.50%, due February 1, 2030                                                       337,276           358,775
     6.50%, due June 1, 2031                                                         1,261,417         1,314,931
     7.50%, due January 1, 2031                                                        527,376           560,992
     7.50%, due February 1, 2030                                                       780,988           830,768
     7.75%, due April 1, 2008                                                           42,793            45,604
     8.25%, due October 1, 2010                                                         60,284            63,628
     9.00%, due June 1, 2016                                                            34,012            37,910
     8.00%, due August 1, 2009                                                           6,907             7,494
     7.75%, due November 1, 2008                                                        13,978            14,726
     8.00%, due October 1, 2018                                                         76,477            82,979
     7.50%, due February 1, 2021                                                       331,417           352,542
     9.00%, due October 1, 2018                                                         19,095            20,469
Federal National Conventional Loan
     7.50%, due September 1, 2029                                                      758,481           805,505
     7.00%, due February 1, 2030                                                       146,269           153,892
     7.00%, due October 1, 2029                                                        171,181           180,103
     7.00%, due February 1, 2030                                                         6,171             6,493
     7.00%, due January 1, 2030                                                          6,639             6,985
     7.00%, due February 1, 2030                                                       219,025           230,440
     7.00%, due February 1, 2030                                                       274,850           289,175
     6.50%, due May 1, 2031                                                            331,309           345,226
     6.50%, due October 1, 2031                                                      1,658,010         1,727,660
     6.50%, due April 1, 2032                                                          419,580           437,206
Federal National Mortgage Association
     8.50%, due July 1, 2013                                                            12,547            13,479
     9.50%, due June 25, 2018                                                           45,574            51,857
     7.00%, due December 1, 2007                                                       115,179           121,182
     8.00%, due February 1, 2009                                                        36,017            38,727
     8.25%, due January 1, 2009                                                         43,128            45,602
     9.25%, due October 1, 2020                                                         16,911            18,760
     6.50%, due September 1, 2032                                                      917,338           955,874
     6.50%, due March 1, 2029                                                          656,423           683,998
     5.50%, due October 1, 2032                                                        460,381           470,453
     5.50%, due March 1, 2017                                                          589,693           612,472
     5.50%, due April 1, 2017                                                           37,162            38,595
     5.50%, due March 1, 2017                                                          722,095           749,947
     5.50%, due June 1, 2017                                                           479,652           498,152
     6.50%, due October 25, 2032                                                       467,247           480,680
                                                                                    16,200,041        16,931,508

TOTAL U.S. GOVERNMENTAL AGENCY, U.S. GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES                                                38,716,869        42,484,717
(Cost $40,484,609)

TOTAL INVESTMENTS-- 97.10%                                                                            90,521,241
(Cost $86,871,972)

Other assets less liabilities-- 2.90%                                                                  2,707,936

TOTAL NET ASSETS-- 100.00%                                                                       $    93,229,177

The identified cost of investments owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $3,585,914, which is comprised of unrealized appreciation of $4,921,691 and unrealized depreciation of $1,335,777.

*Mortgage-backed securities

See accompanying Notes to Financial Statements.

BABSON BOND TRUST - PORTFOLIO S
                                                                                   PRINCIPAL           MARKET
DESCRIPTION                                                                          AMOUNT             VALUE

CORPORATE BONDS-- 42.44%
BANKS AND FINANCE-- 19.34%
Associates Corporation North America, 5.80%,
     due April 20, 2004                                                    $           500,000  $        525,065
Bank of America Corp., 6.625%, due June 15, 2004                                       100,000           106,735
Bank of America Corp., 5.25%,
     due February 1, 2007                                                               55,000            59,284
Boeing Capital Corp., 7.10%,
     due September 27, 2005                                                             80,000            86,711
CIT Group Holdings, 7.625%,
     due August 16, 2005                                                                40,000            43,060
CIT Group, Inc., 7.375%,
     due April 2, 2007                                                                  70,000            76,384
Countrywide Home Loan, 5.50%,
     due February 1, 2007                                                              140,000           148,781
Fannie Mae, 6.625%,
     due October 15, 2007                                                              475,000           550,462
Fannie Mae, 5.75%,
     due February 15, 2008                                                             350,000           392,590
Ford Motor Co., 4.14%,
     due December 15, 2005                                                             175,000           180,226
Ford Motor Credit Co., 7.875%,
     due June 15, 2010                                                                 200,000           201,533
GE Capital Commercial, 5.875%,
     due February 15, 2012                                                              80,000            85,679
GE Capital Commercial, 5.033%,
     due December 10, 2035                                                             245,392           259,332
GMAC, 7.75%,
     due January 19, 2010                                                              200,000           209,661
Hellenic Republic, 6.95%,
     due March 4, 2008                                                                 300,000           346,871
Household Financial Corp., 6.50%,
     due January 24, 2006                                                              150,000           159,849
Household Finance Corp., 6.375%,
     due October 15, 2011                                                              165,000           172,799
Household Financial Corp., 6.375%,
     due November 27, 2012                                                              40,000            41,834
HSBC Holding, 5.25%,
     due December 12, 2012                                                              55,000            56,483
Kimco Realty Corp., 7.86%,
     due November 1, 2007                                                              150,000           170,645
Merrill Lynch & Co., 4.54%,
     due March 8, 2005                                                                 250,000           260,627
MMCA Automobile Trust, 4.15%,
     due May 15, 2006                                                                  200,000           206,371
MMCA Automobile Trust, 2.97%,
     due March 15, 2007                                                                160,000           162,495
National City Auto, 4.04%,
     due July 15, 2006                                                                 450,000           463,278
Prologis Trust, 7.00%,
     due October 1, 2003                                                                25,000            25,709
Sprint Capital Corp., 7.125%,
     due January 30, 2006                                                               70,000            69,357
SunTrust Banks, Inc., 6.00%,
     due February 15, 2026                                                             555,000           603,303
Supervalu, Inc., 7.50%,
     due May 15, 2012                                                                   70,000            75,581
Textron Financial Co., 5.95%,
     due March 15, 2004                                                                125,000           129,876
Vanderbilt Mortgage Financial, 4.23%,
     due February 7, 2015                                                              200,000           202,040
Wells Fargo Financial, 5.125%,
     due February 15, 2007                                                             160,000           172,002
                                                                                     5,835,392         6,244,623

COMMUNICATIONS-- 4.73%
AOL Time Warner, 5.625%,
     due May 1, 2005                                                                   155,000           158,604
AT&T Corp., 5.625%,
     due March 15, 2004                                                                325,000           333,244
BellSouth Savings & Employee Stock Ownership Trust,
     9.19%, due July 1, 2003                                                           190,038           196,600
Comcast Cable Communications, 6.375%,
     due January 30, 2006                                                              155,000           162,310
Cox Communications, Inc., 7.75%,
     due November 1, 2010                                                              150,000           171,099
Telefonica Europe, 7.35%,
     due September 15, 2005                                                            150,000           165,497
United Technologies Corp., 6.35%,
     due March 1, 2011                                                                 170,000           191,830
WorldCom, Inc., 6.50%,
     due May 15, 2004                                                                   70,000            16,800
WorldCom, Inc., 8.00%,
     due May 15, 2006                                                                  550,000           132,000
                                                                                     1,915,038         1,527,984

DIVERSIFIED-- 9.20%
Anheuser-Busch Companies, Inc., 6.00%,
     due April 15, 2011                                                                155,000           172,318
Apache Corp., 6.25%,
     due April 15, 2012                                                                100,000           112,295
Aramark Services, 8.15%,
     due May 1, 2005                                                                    50,000            53,955
Brascan Corp., 8.125%,
     due December 15, 2008                                                              60,000            65,497
Continental Airlines, 8.048%,
     due November 1, 2020                                                              216,644           190,477
Daimler-Chrysler, 6.90%,
     due September 1, 2004                                                             125,000           132,197
Daimler-Chrysler, 6.40%,
     due May 15, 2006                                                                  155,000           167,210
Eli Lilly & Co., 5.50%,
     due July 15, 2006                                                                 155,000           167,519
Enterprise Products, 7.50%,
     due February 1, 2011                                                              155,000           167,582
Fred Meyer, Inc., 7.45%,
     due March 1, 2008                                                                 150,000           170,679
Gannett Company, Inc., 4.95%,
     due April 1, 2005                                                                 175,000           185,301
Gatx Capital Corp., 6.875%,
     due December 15, 2006                                                             175,000           159,261
Humana, Inc., 7.25%,
     due August 1, 2006                                                                100,000           107,474
Kerr-McGee Corp., 5.375%,
     due April 15, 2005                                                                110,000           116,049
Masco Corp., 6.75%,
     due March 15, 2006                                                                155,000           167,472
Safeway, Inc., 6.05%,
     due November 15, 2003                                                             150,000           154,489
Simon Debart, 6.625%,
     due June 15, 2003                                                                  40,000            40,744
Target Corp., 5.50%,
     due April 1, 2007                                                                 135,000           145,896
Tenet Healthcare Corp., 6.375%,
     due December 1, 2011                                                               45,000            40,580
Tyco International, 6.375%,
     due February 15, 2006                                                             150,000           145,621
Tyco International, 6.375%,
     due October 15, 2011                                                               45,000            42,157
Unitedhealth Group, Inc., 5.20%,
     due January 17, 2007                                                              150,000           158,898
Visteon Corp., 8.25%,
     due August 1, 2010                                                                100,000           106,255
                                                                                     2,851,644         2,969,926

INDUSTRIALS-- 5.47%
Avery Dennison Corp., 6.76%,
     due April 15, 2005                                                                150,000           164,178
Avnet, Inc., 8.20%,
     due October 17, 2003                                                              175,000           174,704
Conoco, Inc., 6.35%,
     due April 15, 2009                                                                175,000           196,829
Dominion Resources, Inc., 7.82%,
     due September 15, 2014                                                            150,000           160,786
Duke Energy Field Services, 7.875%,
     due August 16, 2010                                                               155,000           164,322
Ecolab, Inc., 6.875%,
     due February 1, 2011                                                              140,000           152,830
Ingersoll-Rand, 5.80%,
     due June 1, 2004                                                                  125,000           130,450
Progress Energy, Inc., 6.55%,
     due March 1, 2004                                                                  90,000            93,570
Raytheon Co., 7.90%,
     due March 1, 2003                                                                  75,000            75,511
Scholastic Corp., 5.75%,
     due January 15, 2007                                                              150,000           160,214
Southern New England, 7.00%,
     due August 15, 2005                                                                85,000            95,000
Tosco Corp., 7.25%,
     due January 1, 2007                                                               175,000           197,792
                                                                                     1,645,000         1,766,186

U.S. DOLLAR DENOMINATED CANADIAN SECURITIES-- 0.50%
Canadian National Railway Co., 6.375%,
     due October 15, 2011                                                              145,000           161,999

UTILITIES-- 3.20%
Consolidated Edison, Inc., 6.15%,
     due July 1, 2008                                                                  400,000           450,153
Consolidated Natural Gas, Inc., 6.25%,
     due November 1, 2011                                                               70,000            75,887
Keyspan Gas East, 6.90%,
     due January 15, 2008                                                              140,000           161,042
Kinder Morgan Energy, 7.125%,
     due March 15, 2012                                                                 75,000            84,240
National Rural Utility, 7.25%,
     due March 1, 2012                                                                 160,000           183,821
Union Oil Company of California, 6.375%,
     due February 1, 2004                                                               75,000            77,999
                                                                                       920,000         1,033,142

TOTAL CORPORATE BONDS                                                               13,312,074        13,703,860
(Cost $13,374,113)

ASSET-BACKED BONDS-- 0.86%
Conseco Financial Securities, 6.21%,
     due July 1, 2032                                                                  110,000           114,936
MBNA Master Credit Card Trust II, 5.90%,
     due August 15, 2011                                                               150,000           164,257

TOTAL ASSET-BACKED BONDS                                                               260,000           279,193
(Cost $252,074)

COMMERCIAL MORTGAGE-BACKED BONDS-- 5.17%
Chase Commercial Mortgage, 7.60%,
     due March 18, 2006                                                                180,000           203,460
CS First Boston Mortgage Securities Corp., 6.52%,
     due July 17, 2007                                                                 400,000           438,035
Goldman Sachs R Mortgage Loan Trust, 6.50%,
     due September 25, 2032                                                            121,328           124,740
JP Morgan Commercial Mortgage Financial Corp., 6.507%,
     due October 15, 2035                                                              250,000           281,130
Master Asset Securitization Trust, 6.50%,
     due October 25, 2032                                                              233,624           240,340
Norwest Asset Securities, 7.25%,
     due December 25, 2027                                                              49,290            49,690
Oakwood Mortgage Investments, 5.92%,
     due September 15, 2017                                                            225,000           221,887
Vendee Mortgage Trust, 7.75%,
     due May 15, 2022                                                                  101,271           112,037

TOTAL COMMERCIAL MORTGAGE-BACKED BONDS                                               1,560,513         1,671,319
(Cost $1,601,614)

U.S. GOVERNMENTAL AGENCY,
U.S. GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES-- 49.94%
U.S. GOVERNMENTAL AGENCY-- 14.34%
*Government National Mortgage Association
     8.00%, due October 15, 2007                                                         6,162             6,651
     8.00%, due November 15, 2009                                                      197,581           213,877
     7.50%, due October 15, 2011                                                       119,261           128,786
     7.50%, due November 15, 2011                                                      130,405           140,820
     9.50%, due September 15, 2019                                                       1,259             1,366
     8.00%, due December 15, 2022                                                       74,327            80,218
     6.50%, due December 15, 2023                                                      135,725           142,593
     6.50%, due September 15, 2023                                                     262,765           276,063
     7.00%, due May 15, 2024                                                           252,288           267,541
     8.00%, due November 15, 2026                                                      143,924           155,331
     7.00%, due December 15, 2029                                                      877,578           930,637
     6.00%, due May 15, 2031                                                            24,270            25,310
     6.50%, due May 15, 2031                                                            42,850            45,018
     6.50%, due July 15, 2031                                                          353,465           371,353
     6.50%, due August 15, 2031                                                         41,421            43,517
     6.50%, due November 15, 2031                                                       39,997            42,021
     6.00%, due February 14, 2032                                                      252,475           263,287
     6.00%, due June 15, 2032                                                          508,390           530,160
     7.00%, due July 15, 2032                                                          156,303           165,753
     6.00%, due August 15, 2032                                                        276,952           288,811
     6.50%, due September 15, 2032                                                     481,383           505,744
Small Business Administration guaranteed development participation certificates
     9.80%, due July 1, 2008                                                             5,081             5,502
                                                                                     4,383,862         4,630,359

U.S. GOVERNMENT SECURITIES-- 10.42%
U.S. Treasury Bonds
     2.25%, due July 31, 2004                                                          100,000           101,344
     6.50%, due May 15, 2005                                                            85,000            94,380
     6.50%, due October 15, 2006                                                     1,305,000         1,499,324
    4.375%, due May 15, 2007                                                            35,000            37,595
     5.50%, due February 15, 2008                                                      125,000           141,074
     6.50%, due February 15, 2010                                                      400,000           478,250
     5.75%, due August 15, 2010                                                         50,000            57,504
     5.00%, due February 15, 2011                                                      870,000           956,185
                                                                                     2,970,000         3,365,656

*GOVERNMENT SPONSORED ENTERPRISES-- 25.18%
Federal Home Loan Mortgage Corporation
     8.25%, due July 1, 2008                                                             1,048             1,050
     8.00%, due January 1, 2012                                                        144,619           156,197
     9.00%, due June 1, 2016                                                            27,471            30,619
     8.00%, due May 1, 2017                                                             15,977            17,335
     9.00%, due May 15, 2021                                                            25,191            26,329
     6.00%, due November 1, 2028                                                     1,130,955         1,174,750
     7.50%, due February 1, 2030                                                       949,626         1,010,156
     7.00%, due September 1, 2031                                                      158,669           166,875
     6.50%, due August 1, 2032                                                         398,687           415,601
Federal National Conventional Loan
     5.50%, due March 1, 2017                                                           98,412           102,216
     7.50%, due September 1, 2029                                                      227,544           241,652
     6.50%, due May 1, 2031                                                            198,785           207,136
     6.50%, due October 1, 2031                                                        663,204           691,064
     5.50%, due November 1, 2031                                                       193,989           198,084
     6.50%, due April 1, 2032                                                          139,859           145,735
     6.00%, due January 1, 2033                                                        650,000           673,816
Federal National Mortgage Association
     7.00%, due December 1, 2007                                                        21,390            22,505
     8.25%, due January 1, 2009                                                          4,493             4,750
     5.50%, due March 18, 2017                                                         142,470           147,976
     5.50%, due May 1, 2017                                                            430,994           447,650
     9.25%, due October 1, 2020                                                          8,900             9,874
     6.50%, due March 1, 2029                                                          525,139           547,199
     6.50%, due June 1, 2029                                                            10,776            11,228
     7.00%, due December 1, 2029                                                       206,719           217,493
     7.00%, due February 1, 2030                                                         6,067             6,383
     6.50%, due September 1, 2031                                                      567,575           591,418
     6.50%, due September 1, 2032                                                      688,004           716,906
     5.50%, due October 1, 2032                                                        147,132           150,351
                                                                                     7,783,695         8,132,348

TOTAL U.S. GOVERNMENTAL AGENCY,
U.S. GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES                                                15,137,557        16,128,363
(Cost $15,584,331)

REPURCHASE AGREEMENT-- 3.03%
UMB Bank, n.a., 0.62%, due January 2, 2003
     (Collateralized by Federal National Mortgage
     Association Discount Notes, due January 17, 2003
     with a market value of $999,975)                                                  980,000           980,000
(Cost $980,000)

TOTAL INVESTMENTS-- 101.44%                                                                           32,762,735
(Cost $31,792,132)

Other assets less liabilities-- (1.44%)                                                                (466,083)

TOTAL NET ASSETS-- 100.00%                                                                      $     32,296,652

The identified cost of investments owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $939,700, which is comprised of unrealized appreciation of $1,477,496 and unrealized depreciation of $537,796.

*Mortgage-backed securities

See accompanying Notes to Financial Statements.

Babson Money Market Fund

Precipitated by a 50 basis point (bp) reduction by the Federal Reserve in
November, short-term rates reached forty-year lows during the last quarter of
2002. The Fed's easing cycle which began in January 2001 now totals 525 bp with the Fed Funds target rate currently at 1.25% (down from 6.5% in January 2001).
The U.S. and world economies continue to struggle, influenced by weak equity markets, declining consumer confidence and concern over geopolitical risks
(Iraq, North Korea). Along with the most recent rate cut, the Fed moved to a balanced outlook for the economy. This would be suggestive of a Fed on hold for the foreseeable future. Recent comments from the Fed have focused on the belief of a gradual improvement in the economy during 2003.

Corporate credits remained under pressure throughout the year although improving equity values helped some selective credits late in the year. The Portfolio has remained focused on higher quality paper this year such as T-Bills and Agency discount notes due to mostly declining credit fundamentals. The shift to high quality issues has also been led by tight spreads between commercial paper and
Agency paper. The reward for buying corporate credits has not been attractive enough to offset the risk. Our focus on quality along with diversification of the commercial paper holdings has been a key precept of our investing parameters this year.

The seven-day yield for Babson Money Market Fund was 0.54%, as of December 31,
2002. An investment in this Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002 (UNAUDITED)

BABSON MONEY MARKET FUND

                                                                                   PRINCIPAL           MARKET
DESCRIPTION                                                                          AMOUNT             VALUE

SHORT-TERM CORPORATE NOTES-- 41.73%
Caterpillar Financial Services, 1.29%,
     due February 25, 2003                                                 $           915,000  $        913,197
CIT Group, Incorporated, 1.68%,
     due January 9, 2003                                                               400,000           399,851
CIT Group, Incorporated, 1.80%,
     due January 24, 2003                                                              100,000            99,885
Coca-Cola Company, 1.25%, due February 21, 2003                                        900,000           898,406
Gannett Company, 1.27%, due January 8, 2003                                            900,000           899,778
General Dynamics Corporation, 1.74%,
     due January 17, 2003                                                              935,000           934,277
General Electric Company, 1.33%,
     due January 16, 2003                                                              725,000           724,598
Gillette Company, 1.71%, due January 24, 2003                                          805,000           804,121
Johnson & Johnson, 1.25%, due February 18, 2003                                    915,000           913,475
Kimberly-Clark, 1.27%, due January 13, 2003                                            925,000           924,608
Marsh & McLennan, 1.28%, due January 22, 2003                                      910,000           909,320
McGraw-Hill Companies, 1.29%, due February 28, 2003                                    850,000           848,233
Minnesota Mining, 1.28%,
     due January 7, 2003                                                               900,000           899,808
Nestle Capital Corporation, 1.80%,
     due January 14, 2003                                                              900,000           899,415
Paccar Financial Corporation, 1.65%,
     due January 10, 2003                                                              885,000           884,635
Pfizer, Incorporated, 1.28%,
     due January 15, 2003                                                              920,000           919,542
Procter & Gamble, 1.29%,
     due February 14, 2003                                                             900,000           898,581
Toyota Motor Credit, 1.31%,
     due February 12, 2003                                                             740,000           738,869
Wisconsin Gas Company, 1.30%,
     due January 29, 2003                                                              550,000           549,444

TOTAL SHORT-TERM CORPORATE NOTES                                                    15,075,000        15,060,043
(Cost $15,060,043)

U.S. GOVERNMENT SECURITIES-- 41.10%
U.S. Treasury Bills
     1.54%, due January 2, 2003                                                      1,135,000         1,134,952
     1.57%, due January 9, 2003                                                      1,345,000         1,344,531
     1.60%, due January 23, 2003                                                     1,100,000         1,098,924
     1.17%, due January 30, 2003                                                     1,100,000         1,098,963
     1.15%, due February 6, 2003                                                     2,845,000         2,841,728
     1.195%, due February 13, 2003                                                     665,000           664,051
     1.19%, due March 13, 2003                                                         790,000           788,146
     1.43%, due March 20, 2003                                                         800,000           797,521
     1.495%, due March 27, 2003                                                        850,000           847,000
     1.64%, due April 10, 2003                                                       1,360,000         1,353,866
     1.365%, due April 17, 2003                                                        550,000           547,790
     1.435%, due April 24, 2003                                                        700,000           696,847
     1.24%, due May 1, 2003                                                            825,000           821,590
     1.21%, due May 22, 2003                                                           800,000           796,209

TOTAL U.S. GOVERNMENT SECURITIES                                                    14,865,000        14,832,118
(Cost $14,832,118)

GOVERNMENT SPONSORED ENTERPRISES-- 16.40%
Federal Farm Credit Banks Discount Notes
     1.20%, due March 21, 2003                                                         400,000           398,947
     1.28%, due July 25, 2003                                                          425,000           421,902
     1.28%, due July 29, 2003                                                          385,000           382,139
Federal Home Loan Banks Discount Notes
     1.68%, due April 16, 2003                                                         800,000           796,080
Federal Home Loan Mortgage Corporation Discount Notes
     1.26%, due January 3, 2003                                                        750,000           749,948
     1.27%, due March 12, 2003                                                         225,000           224,444
     1.26%, due May 15, 2003                                                         1,050,000         1,045,076
     1.36%, due August 22, 2003                                                        565,000           560,026
Federal National Mortgage Association
     2.58%, due February 7, 2003                                                       945,000           942,494
     1.71%, due July 25, 2003                                                          400,000           396,105

TOTAL GOVERNMENT SPONSORED ENTERPRISES                                               5,945,000         5,917,161
(Cost $5,917,161)

TOTAL INVESTMENTS-- 99.23%                                                                            35,809,322
(Cost $35,809,322)

Other assets less liabilities-- 0.77%                                                                    278,756

TOTAL NET ASSETS-- 100.00%                                                                      $     36,088,078

The identified cost of investments owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

See accompanying Notes to Financial Statements.

Babson Tax-Free Income Fund

Municipal bonds provided investors with solid returns over the past year.
Overall, municipals returned +9.6% during 2002, outperforming equities for the third consecutive year. Babson Tax-Free Income Fund returned +9.54% (price change and reinvested distributions). Returns across the yield curve varied dramatically. One-year bonds returned +3.8% while long bonds returned +10.4%. An aggressive Fed, weak stock market, and a continued "flight to quality" by nervous investors boosted municipal performance.

The Fund's average annual compounded total returns for one, five and ten year periods as of December 31, 2002, were 9.54%, 5.10% and 5.71%, respectively.
Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

While tax-exempt interest rates declined during the first three quarters of
2002, we saw a sharp reversal in rates during October and November. As a result, year-end returns were only marginally higher than they stood at the end of the third quarter. At the beginning of the fourth quarter, investors were optimistic that an economic recovery was solidly underway and began allocating funds back into the equity market. Additionally, municipal issuance surged as interest rates hit forty-year lows. State and local governments continued to refinance higher interest rate debt, and took advantage of the low interest rate environment to finance capital projects previously funded on a pay as you go basis. By year-end, municipal issuance reached an all time record at $350 billion. Investor demand could not keep up with issuance, and tax-exempt interest rates began to edge upward. As a result, bonds with maturities beyond ten years posted negative returns for the fourth quarter.

General obligation (GO) bonds outperformed revenue bonds in 2002. This benefited the Fund, as 58.9% of our holdings are GO bonds. Higher quality municipals outperformed lower quality issues in 2002, allowing the Babson Tax-Free Income
Fund to benefit from its high quality bias. 60.27% of the Fund's bonds are rated
AAA, primarily due to insurance backing on the bonds. Municipals continue to be of significantly higher credit quality than corporate bonds of similar ratings.
In a recent study by Moody's rating agency, during the period from 1970 to 2000 municipals had a default rate of 0.04% compared to a default rate of 9.8% for corporates. These results are similar to Standard and Poor's findings in its default study. These statistics should reassure investors that the municipal market is a very stable asset class in spite of the current negative credit environment.

Undoubtedly, it will be challenging to repeat 2002's returns given the prospects for higher interest rates and a resurgent equity market in 2003. Issuance will likely be slightly above the $270 billion five-year average, but below 2002's record level. Credit quality will continue to be a concern due to the lingering economic slowdown and the decline in tax revenues. The proposed elimination of taxation on stock dividends may also pressure the market. In the short-term, however, the geopolitical tensions will dominate the landscape and determine market direction.

Quality Ratings

Aaa                                                                         60%
Aa                                                                          34
A                                                                            4
Lower                                                                        2
Total                                                                      100%

Source: Moody's

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002 (UNAUDITED)

BABSON TAX-FREE INCOME FUND
                                                                                   PRINCIPAL           MARKET
DESCRIPTION                                                                          AMOUNT             VALUE

ALABAMA
Jefferson County Sewer, 5.00%,
     due February 1, 2033                                                  $         1,000,000  $      1,002,600

ARIZONA
Maricopa County Unified School District, 6.40%,
     due July 1, 2005                                                                  500,000           521,495
Maricopa County Unified School District, 9.25%,
     due July 1, 2007                                                                  500,000           644,595

ARKANSAS
Arkansas, Series B, 0.00%,
     due June 1, 2010                                                                1,000,000           765,640

CALIFORNIA
Santa Rosa Water, Series B, 6.00%,
     due September 1, 2015                                                             500,000           601,270

COLORADO
Jefferson County School District, 6.00%,
     due December 15, 2006                                                             500,000           575,025
Weld County School District, 5.50%,
     due December 1, 2019                                                            1,000,000         1,100,140

CONNECTICUT
Bridgeport, Series A, 6.00%,
     due July 15, 2014                                                               1,000,000         1,197,510

DISTRICT OF COLUMBIA
District of Columbia, Series A, 5.75%,
     due June 1, 2003                                                                  915,000           932,229
District of Columbia, Series A, 5.75%,
     due June 1, 2003                                                                   85,000            86,291

FLORIDA
Dade County, 0.00%,
     due October 1, 2027                                                             1,000,000           258,280
Miami-Dade County, Series A, 0.00%,
     due October 1, 2015                                                               500,000           273,820
Tampa (Catholic Health Care East), 4.875%,
     due November 15, 2023                                                             500,000           501,560

ILLINOIS
Chicago, Series B, 5.125%,
     due January 1, 2022                                                             1,000,000         1,059,460
Du Page & Will Counties Community School District #204, 7.25%,
     due December 30, 2004                                                             500,000           556,390
Metro Pier & Expo Tax Authority, 5.375%,
     due December 15, 2017                                                           1,000,000         1,083,870
University of Illinois, 5.50%,
     due August 15, 2013                                                             1,000,000         1,128,480

INDIANA
Indiana Bond Bank Special Program, Series 94 A-1, 5.60%,
     due August 1, 2015                                                                500,000           524,330
Kokomo Center, 6.75%,
     due July 15, 2007                                                                 250,000           292,390

LOUISIANA
St. Tammany Parish Hospital Service District #2
     (Slidell Memorial Hospital & Medical Center), 6.125%,
     due October 1, 2011                                                               500,000           544,845

MASSACHUSETTS
Foxborough, 6.00%,
     due June 1, 2014                                                                1,000,000         1,160,270
Framingham, 6.00%,
     due March 1, 2015                                                                 500,000           577,900
Massachusetts Health & Education, 5.75%,
     due July 1, 2012                                                                1,000,000         1,131,250
Massachusetts Health & Education, Series D, 5.75%,
     due July 1, 2014                                                                  500,000           535,185
Massachusetts State Consolidated Loan, 5.375%,
     due January 1, 2017                                                             1,000,000         1,096,740
Massachusetts State Consolidated Loan, 5.75%,
     due February 1, 2007                                                              500,000           567,055

MICHIGAN
Hartland, 6.00%,
     due May 1, 2020                                                                 1,000,000         1,184,960
Howell Public Schools, 5.25%,
     due May 1, 2015                                                                 1,430,000         1,552,194
Jackson Public Schools, 6.00%,
     due May 1, 2013                                                                 1,000,000         1,151,080
Michigan Program, 5.375%,
     due October 15, 2016                                                            1,000,000         1,104,320

NEVADA
Washoe County (Reno Sparks Bowling Facility),
     Series A, 5.40%, due July 1, 2006                                                 500,000           540,650

NEW HAMPSHIRE
New Hampshire Higher Education & Health Facility
     (Franklin Pierce Law Center), 5.50%,
     due July 1, 2018                                                                  500,000           520,800

NEW JERSEY
New Jersey Turnpike, 10.375%,
     due January 1, 2003                                                                35,000            35,000

NEW YORK
New York City Transportation B Future, 5.50%,
     due February 1, 2016                                                              215,000           250,748
New York City Transportation B Future, 5.50%,
     due February 1, 2016                                                              785,000           867,197

OHIO
Cleveland Waterworks, 5.375%,
     due January 1, 2015                                                             1,000,000         1,110,100
Ohio Public Facilities, 5.125%,
     due June 1, 2011                                                                1,000,000         1,117,380

RHODE ISLAND
Rhode Island Depositors Economic Protection Corp.,
     Series B, 5.80%, due August 1, 2009                                               500,000           587,135

TEXAS
Frisco Independent School District, 6.50%,
     due August 15, 2015                                                             1,000,000         1,192,930
Plano Independent School District, 5.375%,
     due February 15, 2016                                                           1,000,000         1,097,280
San Antonio Electric & Gas, 5.375%,
     due February 1, 2015                                                            1,000,000         1,129,560
San Antonio Electric & Gas, 5.75%,
     due February 1, 2015                                                              500,000           581,800

WASHINGTON
Tacoma Conservation System Project
     (Tacoma Public Utilities), 6.50%,
     due January 1, 2012                                                               500,000           541,250
Seattle Municipal Light & Power, 5.625%,
     due December 1, 2016                                                            1,000,000         1,099,890
Seattle Water System, 5.75%,
     due July 1, 2023                                                                1,000,000         1,096,030
Washington Public Power Supply System Nuclear
     Project #2, Series B, 5.10%,
     due July 1, 2004                                                                  500,000           528,635

WISCONSIN
Milwaukee Metropolitan Sewer District, Series A, 6.00%,
     due October 1, 2007                                                               500,000           579,620

TOTAL MUNICIPAL SECURITIES-- 96.50%                                                 34,215,000        36,587,179
(Cost $33,746,139)

REPURCHASE AGREEMENT-- 2.43%
UMB Bank, n.a., 0.62%, due January 2, 2003
     (Collateralized by Federal National Mortgage
     Association Discount Notes, due January 17, 2003
     with a market value of $938,038)                                                  920,000           920,000
(Cost $920,000)

TOTAL INVESTMENTS-- 98.93%                                                                            37,507,179
(Cost $34,666,139)

Other assets less liabilities-- 1.07%                                                                    404,691

TOTAL NET ASSETS-- 100.00%                                                                      $     37,911,870

The identified cost of investments owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $2,841,040, which is comprised of unrealized appreciation of $2,842,350 and unrealized depreciation of $1,310.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2002 (unaudited)
(in thousands except per share data)
                                                                       BABSON             BABSON         BABSON
                                                                     ENTERPRISE         ENTERPRISE       GROWTH
                                                                        FUND              FUND II         FUND
ASSETS:
   Investments, at cost                                         $        176,977 $         43,495  $      164,427

   Investments, at value                                        $        186,485 $         50,196  $      188,935
   Cash denominated in foreign
     currencies (cost $84)                                                    --               --              --
   Cash                                                                       --              352           1,152

   Receivables:
     Investments sold                                                        159               --              --
     Dividends                                                               148               52             266
     Interest                                                                 --               --              --
     Fund shares sold                                                        347               18               5
     Foreign tax                                                              --               --              --
     Other                                                                    --               --              --
   Prepaid registration fees                                                  --               --              --
       Total assets                                                      187,139           50,618         190,358

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                            289               --              --
   Payables:
     Management fees                                                         173               56             141
     Custody fees                                                             --               --              --
     Dividends                                                                --               --              --
     Investments purchased                                                    --               --              --
     Fund share redemptions                                                   --               --              --
     Foreign tax withholding                                                  --               --              --
     Other                                                                    --               --              --
       Total liabilities                                                     462               56             141

NET ASSETS                                                      $        186,677 $         50,562  $      190,217

NET ASSETS CONSIST OF:
   Capital (capital stock and
     paid-in capital)                                           $        198,319 $         45,707  $      268,419
   Accumulated undistributed net
     investment income (loss)                                                150             (52)             154
   Accumulated net realized gain (loss)
     on sale of investments
     and foreign currency transactions                                  (21,299)          (1,794)       (102,864)
   Net unrealized appreciation
     (depreciation) in value of investments
     and translation of assets and liabilities
     in foreign currency                                                   9,507            6,701          24,508

NET ASSETS APPLICABLE TO
   OUTSTANDING SHARES                                           $        186,677 $         50,562  $      190,217

Capital shares, $1.00 par value except for $0.01 Money Market and $0.10 Tax-Free
   Income:
   Authorized                                                             40,000           10,000         100,000

   Outstanding                                                            12,261            2,332          23,093

NET ASSET VALUE PER SHARE                                       $          15.23 $          21.68  $         8.24

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2002 (unaudited)
(in thousands except per share data)
                                                                                      BABSON-
                                                                      BABSON       STEWART IVORY        BABSON
                                                     SHADOW            VALUE       INTERNATIONAL      BOND TRUST
                                                   STOCK FUND          FUND            FUND           PORTFOLIO L
ASSETS:
     Investments, at cost                     $         82,323  $        263,713 $         14,086  $       86,872

     Investments, at value                    $         82,270  $        355,952 $         12,518  $       90,521
     Cash denominated in foreign
       currencies (cost $84)                                --                --               85              --
     Cash                                                  870             1,987               --           1,671

     Receivables:
       Investments sold                                     --                --              117              --
       Dividends                                           103               569                7              --
       Interest                                             --                --               --           1,105
       Fund shares sold                                    100                69               --             387
       Foreign tax                                          --                --               54              --
       Other                                                --                --               --              --
     Prepaid registration fees                              --                --               --              --
              Total assets                              83,343           358,577           12,781          93,684

LIABILITIES AND NET ASSETS:
     Cash overdraft                                         --                --               --              --
     Payables:
       Management fees                                      58               292               10              75
       Custody fees                                         --                --               19              --
       Dividends                                            --                --               --             380
       Investments purchased                                --                --               --              --
       Fund share redemptions                               --                --                1              --
       Foreign tax withholding                              --                --                3              --
       Other                                                14                --               --              --
              Total liabilities                             72               292               33             455

NET ASSETS                                    $         83,271  $        358,285 $         12,748  $       93,229

NET ASSETS CONSIST OF:
     Capital (capital stock and
       paid-in capital)                       $         85,306  $        290,018 $         23,206  $       95,787
     Accumulated undistributed net
       investment income (loss)                            (4)               635            (132)               1
     Accumulated net realized gain
       (loss) on sale of investments
       and foreign currency
       transactions                                    (1,978)          (24,607)          (8,851)         (6,145)
     Net unrealized appreciation
       (depreciation) in value of investments
       and translation of assets and liabilities
     in foreign currency                                  (53)            92,239          (1,475)           3,586

NET ASSETS APPLICABLE TO
     OUTSTANDING SHARES                       $         83,271  $        358,285 $         12,748  $       93,229

Capital shares, $1.00 par value except for $0.01 Money Market and $0.10 Tax-Free
     Income:
     Authorized                                         10,000            50,000           10,000       Unlimited

     Outstanding                                         7,023            10,157            1,140          59,862

NET ASSET VALUE PER SHARE                     $          11.86  $          35.27 $          11.18  $         1.56

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2002 (unaudited)
(in thousands except per share data)
                                                                                                        BABSON
                                                                      BABSON             BABSON        TAX-FREE
                                                                    BOND TRUST        MONEY MARKET      INCOME
                                                                    PORTFOLIO S           FUND           FUND
ASSETS:
   Investments, at cost                                         $         31,792 $         35,809  $       34,666

   Investments, at value                                        $         32,763 $         35,809  $       37,507
   Cash denominated in foreign
     currencies (cost $84)                                                    --               --              --
   Cash                                                                        3              294              --

   Receivables:
     Investments sold                                                         --               --              --
     Dividends                                                                --               --              --
     Interest                                                                357               --             551
     Fund shares sold                                                         --               --              --
     Foreign tax                                                              --               --              --
     Other                                                                    --               --              --
   Prepaid registration fees                                                   4               29               3
       Total assets                                                       33,127           36,132          38,086

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                             --               --              24
   Payables:
     Management fees                                                          18               27              30
     Custody fees                                                             --               --              --
     Dividends                                                               137               17             120
     Investments purchased                                                   675               --              --
     Fund share redemptions                                                   --               --              --
     Foreign tax withholding                                                  --               --              --
     Other                                                                    --               --              --
       Total liabilities                                                     830               44             174

NET ASSETS                                                      $         32,297 $         36,088  $       37,912

NET ASSETS CONSIST OF:
   Capital (capital stock and
     paid-in capital)                                           $         33,912 $         36,149  $       34,929
   Accumulated undistributed net
     investment income (loss)                                                 --               --              --
   Accumulated net realized gain (loss)
     on sale of investments
     and foreign currency transactions                                   (2,555)             (61)             142
   Net unrealized appreciation
     (depreciation) in value of investments
     and translation of assets and liabilities
   in foreign currency                                                       940               --           2,841

NET ASSETS APPLICABLE TO
   OUTSTANDING SHARES                                           $         32,297 $         36,088  $       37,912
Capital shares, $1.00 par value except for
   $0.01 Money Market and $0.10 Tax-Free Income:
   Authorized                                                          Unlimited        2,000,000         100,000

   Outstanding                                                             3,306           36,151           4,043

NET ASSET VALUE PER SHARE                                       $           9.77 $           1.00  $         9.38

See accompanying Notes to Financial Statements.

Statements of Operations

For The Six Months Ended December 31, 2002 (Unaudited)
(In Thousands)
                                                                       BABSON          BABSON          BABSON
                                                                     ENTERPRISE      ENTERPRISE        GROWTH
                                                                        FUND           FUND II          FUND
INVESTMENT INCOME:
   Dividends                                                  $            1,362 $            290   $         984
   Interest                                                                   35                5              31
   Foreign tax withheld                                                       --               --              --
                                                                           1,397              295           1,015
EXPENSES:
   Management fees                                                         1,193              333             841
   Registration fees                                                          50               14              20
   Custody and pricing service fees                                           --               --              --
   Professional fees                                                          --               --              --
     Total expenses before voluntary
      reduction of management fees                                         1,243              347             861
     Less: voluntary reduction of
      management fees                                                         --               --              --
     Net expenses                                                          1,243              347             861
     Net investment income (loss)                                            154             (52)             154

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
   Realized gain (loss) from:
     Investment transactions                                            (20,684)          (2,900)        (35,142)
     Foreign currency transactions                                            --               --              --
   Change in net unrealized appreciation (depreciation) from:
     Investments                                                        (37,709)          (6,524)          11,554
     Translation of assets and liabilities
      in foreign currencies                                                   --               --              --
     Net gain (loss) on investments and
      foreign currency transactions                                     (58,393)          (9,424)        (23,588)
     Increase (decrease) in net assets
      resulting from operations                                 $       (58,239) $        (9,476)  $     (23,434)

See accompanying Notes to Financial Statements.

Statements of Operations

For The Six Months Ended December 31, 2002 (Unaudited)
 (in thousands)
                                                                                      BABSON-
                                                                                      STEWART            BABSON
                                                                      BABSON           IVORY              BOND
                                                   SHADOW              VALUE       INTERNATIONAL         TRUST
                                                 STOCK FUND            FUND            FUND            PORTFOLIO L
INVESTMENT INCOME:
     Dividends                                $            577  $          4,316 $            103  $           --
     Interest                                               15                60               --           2,785
     Foreign tax withheld                                  (3)              (78)             (10)              --
                                                                             589            4,298              93
2,785
EXPENSES:
     Management fees                                       343             1,809               57             443
     Registration fees                                      21                29               --              14
     Custody and pricing service fees                        6                --               --              --
     Professional fees                                      86                --               --              --
       Total expenses before voluntary
        reduction of management fees                       456             1,838               57             457
       Less: voluntary reduction of
        management fees                                     --                --               --              --
       Net expenses                                        456             1,838               57             457
       Net investment income (loss)                        133             2,460               36           2,328
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
     Realized gain (loss) from:
       Investment transactions                         (3,685)          (22,051)          (2,328)         (2,125)
       Foreign currency transactions                        --                --              390              --
     Change in net unrealized appreciation (depreciation) from:
       Investments                                    (14,845)          (55,980)          (1,232)           3,573
       Translation of assets
        and liabilities
        in foreign currencies                               --                --                2              --
       Net gain (loss) on investments
          and foreign currency
        transactions                                  (18,530)          (78,031)          (3,168)           1,448
       Increase (decrease) in
          net assets resulting
        from operations                       $       (18,397)  $       (75,571) $        (3,132)  $        3,776

See accompanying Notes to Financial Statements.

Statements of Operations

For The Six Months Ended December 31, 2002 (Unaudited)
 (in thousands)
                                                                     BABSON           BABSON
                                                                     BABSON            MONEY            TAX-FREE
                                                                   BOND TRUST          MARKET            INCOME
                                                                   PORTFOLIO S          FUND              FUND

INVESTMENT INCOME:
   Dividends                                                    $             --  $            --   $          --
   Interest                                                                  884              326             899
   Foreign tax withheld                                                       --               --              --
                                                                             884              326             899
EXPENSES:
   Management fees                                                           152              163             180
   Registration fees                                                           5               11               8
   Custody and pricing service fees                                           --               --              --
   Professional fees                                                          --               --              --
     Total expenses before voluntary
      reduction of management fees                                           157              174             188
     Less: voluntary reduction of
      management fees                                                         48               --              --
     Net expenses                                                            109              174             188
     Net investment income (loss)                                            775              152             711

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
   Realized gain (loss) from:
     Investment transactions                                               (425)               --              86
     Foreign currency transactions                                            --               --              --
   Change in net unrealized appreciation (depreciation) from:
     Investments                                                             996               --             858
     Translation of assets and liabilities
      in foreign currencies                                                   --               --              --
     Net gain (loss) on investments and
      foreign currency transactions                                          571               --             944
     Increase (decrease) in net assets
      resulting from operations                                 $          1,346 $            152  $        1,655

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
(in thousands)
                                                              BABSON                       BABSON
                                                          ENTERPRISE FUND             ENTERPRISE FUND II
                                                   SIX MONTHS                     SIX MONTHS
                                                      ENDED           YEAR           ENDED              YEAR
                                                  DECEMBER 31,        ENDED      DECEMBER 31,           ENDED
                                                      2002           JUNE 30,        2002              JUNE 30,
                                                   (UNAUDITED)        2002        (UNAUDITED)            2002
OPERATIONS:
     Net investment
       income (loss)                          $            154  $             89 $           (52)  $         (79)
     Net realized gain (loss)
       from investments and
       foreign currency
       transactions                                   (20,684)             5,588          (2,900)           1,659
     Change in net unrealized
       appreciation (depreciation)
       on investments and translation
       of assets and liabilities in
       foreign currencies
       during the period                              (37,709)            26,507          (6,524)           (195)
          Net increase (decrease)
              in net assets resulting
              from operations                         (58,239)            32,184          (9,476)           1,385

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                                 (4)             (434)               --            (27)
     Net realized gain from
       investment transactions                              --           (2,483)               --         (2,831)
          Total distributions
              to shareholders                              (4)           (2,917)               --         (2,858)

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                        48,491           570,846            6,238          20,452
     Reinvested distributions                                3             2,699               --           2,702
                                                        48,494           573,545            6,238          23,154
     Shares repurchased                              (173,925)         (369,187)          (7,620)        (20,583)
          Net increase (decrease)
              from capital share
              transactions                           (125,431)           204,358          (1,382)           2,571
              Net increase (decrease)
                 in net assets                       (183,674)           233,625         (10,858)           1,098

NET ASSETS:
     Beginning of period                               370,351           136,726           61,420          60,322
     End of period                            $        186,677  $        370,351 $         50,562  $       61,420
     Undistributed net investment
       income (loss) at end
       of period                              $            150  $             -- $           (52)  $           --

Fund share transactions:
     Shares sold                                         3,182            32,203              282             774
     Reinvested distributions                               --               178               --             109
                                                         3,182            32,381              282             883
     Shares repurchased                               (11,514)          (20,762)            (347)           (789)
          Net increase (decrease)
              in fund shares                           (8,332)            11,619             (65)              94

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
(in thousands)
                                                           BABSON GROWTH             SHADOW STOCK FUND
                                                               FUND                        FUND
                                                   SIX MONTHS                     SIX MONTHS
                                                      ENDED           YEAR           ENDED              YEAR
                                                  DECEMBER 31,        ENDED      DECEMBER 31,           ENDED
                                                      2002           JUNE 30,        2002              JUNE 30,
                                                   (UNAUDITED)        2002        (UNAUDITED)            2002
OPERATIONS:
     Net investment
       income (loss)                          $            154  $           (84) $            133  $          181
     Net realized gain (loss)
       from investments and
       foreign currency
       transactions                                   (35,142)          (53,403)          (3,685)           4,219
     Change in net unrealized
       appreciation (depreciation)
       on investments and translation
       of assets and liabilities in
       foreign currencies
       during the period                                11,554          (26,817)         (14,845)           3,074
          Net increase (decrease)
              in net assets resulting
              from operations                         (23,434)          (80,304)         (18,397)           7,474

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                                  --                --            (168)           (112)
     Net realized gain from
       investment transactions                              --           (6,394)               --         (1,029)
          Total distributions
              to shareholders                               --           (6,394)            (168)         (1,141)

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                        12,025            16,082           29,043          76,189
     Reinvested distributions                               --             5,913              161           1,084
                                                        12,025            21,995           29,204          77,273
     Shares repurchased                               (24,436)          (55,883)         (23,680)        (49,456)
          Net increase (decrease)
              from capital share
              transactions                            (12,411)          (33,888)            5,524          27,817
              Net increase (decrease)
                in net assets                         (35,845)         (120,586)         (13,041)          34,150

NET ASSETS:
     Beginning of period                               226,062           346,648           96,312          62,162
     End of period                            $        190,217  $        226,062 $         83,271  $       96,312
     Undistributed net investment
       income (loss) at end
       of period                              $            154  $             -- $            (4)  $           31

Fund share transactions:
     Shares sold                                         1,469             1,469            2,365           5,330
     Reinvested distributions                               --               537               14              82
                                                         1,469             2,006            2,379           5,412
     Shares repurchased                                (2,966)           (5,121)          (1,953)         (3,513)
          Net increase (decrease)
              in fund shares                           (1,497)           (3,115)              426           1,899

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
(in thousands)
                                                                                      BABSON-STEWART IVORY
                                                         BABSON VALUE FUND             INTERNATIONAL FUND
                                                   SIX MONTHS                     SIX MONTHS
                                                      ENDED           YEAR           ENDED              YEAR
                                                  DECEMBER 31,        ENDED      DECEMBER 31,           ENDED
                                                      2002           JUNE 30,        2002              JUNE 30,
                                                  (UNAUDITED)          2002      (UNAUDITED)            2002
OPERATIONS:
     Net investment
       income (loss)                          $          2,460  $          4,561 $             36  $        (162)
     Net realized gain (loss)
       from investments and
       foreign currency
       transactions                                   (22,051)            18,670          (1,938)         (5,968)

     Change in net unrealized
       appreciation (depreciation)
       on investments and translation
       of assets and liabilities in
       foreign currencies
       during the period                              (55,980)          (39,608)          (1,230)             504
          Net increase (decrease)
              in net assets resulting
              from operations                         (75,571)          (16,377)          (3,132)         (5,626)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                             (1,629)           (4,980)               --              --
     Net realized gain from
       investment transactions                              --           (7,008)               --              --
          Total distributions
              to shareholders                          (1,629)          (11,988)               --              --

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                        48,643            49,963              466          55,959
     Reinvested distributions                            1,563            11,465               --              --
                                                        50,206            61,428              466          55,959
     Shares repurchased                               (51,208)          (92,393)          (2,271)        (83,736)
          Net increase (decrease)
              from capital share
              transactions                             (1,002)          (30,965)          (1,805)        (27,777)
              Net increase (decrease)
                in net assets                         (78,202)          (59,330)          (4,937)        (33,403)

NET ASSETS:
     Beginning of period                               436,487           495,817           17,685          51,088
     End of period                            $        358,285  $        436,487 $         12,748  $       17,685
     Undistributed net investment
       income (loss) at end
       of period                              $            635  $          (196) $          (132)  $         (35)

Fund share transactions:
     Shares sold                                         1,327             1,223               41           3,965
     Reinvested distributions                               43               207               --              --
                                                         1,370             1,430               41           3,965
     Shares repurchased                                (1,399)           (2,159)            (188)         (5,885)
          Net increase (decrease)
              in fund shares                              (29)             (729)            (147)         (1,920)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
(in thousands)
                                                       BABSON BOND TRUST                BABSON BOND TRUST
                                                          PORTFOLIO L                       PORTFOLIO S
                                                   SIX MONTHS                       SIX MONTHS
                                                      ENDED             YEAR           ENDED            YEAR
                                                  DECEMBER 31,          ENDED      DECEMBER 31,         ENDED
                                                      2002             JUNE 30,        2002            JUNE 30,
                                                   (UNAUDITED)          2002        (UNAUDITED)         2002
OPERATIONS:
     Net investment income (loss)             $          2,328  $          5,094 $            775 $         1,667
     Net realized gain (loss)
       from investments                                (2,125)             (175)            (425)            (82)
     Change in net unrealized
       appreciation (depreciation)
       on investments
       during the period                                 3,573               281              996              19
          Net increase in net
              assets resulting
              from operations                            3,776             5,200            1,346           1,604

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                             (2,421)           (5,226)            (836)         (1,760)
     Net realized gain from
       investment transactions                              --                --               --              --
          Total distributions
              to shareholders                          (2,421)           (5,226)            (836)         (1,760)

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                         8,735             6,785            5,590           9,794
     Reinvested distributions                            2,072             4,398              758           1,575
                                                        10,807            11,183            6,348          11,369
     Shares repurchased                               (10,489)          (16,891)          (5,469)        (10,659)
          Net increase (decrease)
              from capital share
              transactions                                 318           (5,708)              879             710
              Net increase (decrease)
                in net assets                            1,673           (5,734)            1,389             554

NET ASSETS:
     Beginning of period                                91,556            97,290           30,908          30,354
     End of period                            $         93,229  $         91,556 $         32,297  $       30,908
     Undistributed net investment
       income at end
       of period                              $              1  $              1 $             --  $           --

Fund share transactions:
     Shares sold                                         5,679             4,351              578           1,003
     Reinvested distributions                            1,347             2,816               78             161
                                                         7,026             7,167              656           1,164
     Shares repurchased                                (6,827)          (10,867)            (565)         (1,090)
          Net increase (decrease)
              in fund shares                               199           (3,700)               91              74

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
(in thousands)
                                                         BABSON MONEY                    BABSON TAX-FREE
                                                          MARKET FUND                      INCOME FUND
                                                   SIX MONTHS                       SIX MONTHS
                                                      ENDED             YEAR           ENDED            YEAR
                                                  DECEMBER 31,          ENDED      DECEMBER 31,         ENDED
                                                      2002             JUNE 30,        2002            JUNE 30,
                                                   (UNAUDITED)          2002        (UNAUDITED)         2002
OPERATIONS:
     Net investment income                    $            152  $            600 $            711  $        1,425
     Net realized gain (loss)
       from investments                                     --                32               86             115
     Change in net unrealized
       appreciation (depreciation)
       on investments
       during the period                                    --                --              858             702
          Net increase
              in net assets resulting
              from operations                              152               632            1,655           2,242

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                               (152)             (600)            (711)         (1,425)
     Net realized gain from
       investment transactions                                                --               --              --
          Total distributions
              to shareholders                            (152)             (600)            (711)         (1,425)

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                        15,917            35,303            3,966           6,714
     Reinvested distributions                              155               661              426             855
                                                        16,072            35,964            4,392           7,569
     Shares repurchased                               (17,861)          (37,918)          (3,859)          (6,807
          Net increase (decrease)
              from capital share
              transactions                             (1,789)           (1,954)              533             762
              Net increase (decrease)
                in net assets                          (1,789)           (1,922)            1,477           1,579

NET ASSETS:
     Beginning of period                                37,877            39,799           36,435          34,856
     End of period                            $         36,088  $         37,877 $         37,912  $       36,435
     Undistributed net investment
       income at end
       of period                              $             --  $             -- $             --  $           --

Fund share transactions:
     Shares sold                                        15,917            35,303              427             741
     Reinvested distributions                              155               661               46              95
                                                        16,072            35,964              473             836
     Shares repurchased                               (17,861)          (37,917)            (415)           (743)
          Net increase (decrease)
              in fund shares                           (1,789)           (1,953)               58              93

See accompanying Notes to Financial Statements.

Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES:
The Babson Enterprise Fund, Babson Enterprise Fund II, David L. Babson Growth
Fund, Shadow Stock Fund, Babson Value Fund, Babson-Stewart Ivory International
Fund, D.L. Babson Bond Trust, D.L. Babson Money Market Fund and D.L. Babson
Tax-Free Income Fund (collectively referred to herein as the "Funds") are registered under the Investment Company Act of 1940, as amended, as no-load open-end, diversified management investment companies. The D.L. Babson Bond
Trust (comprising of Portfolio L and S) is of a series type. The Fund is required to account for the assets of each Series separately and to allocate general liabilities of a Fund to each Series based upon the relative net assets of each Series. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements:

A. Investment Valuation -- Securities are valued at the latest sales price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ
National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M. (Eastern Time), the rate of exchange will be determined in good faith by the Board of Directors.

B. Investment Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date.
Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

C. Options -- Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option.
If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

D. Foreign Currency Translation -- All assets and liabilities expressed in foreign currencies are converted into U.S. dollars based on exchange rates last quoted by a major bank in London at the end of the period. The cost of portfolio securities is translated at the rates of exchange prevailing when acquired.
Dividend income is translated at the rate of exchange on the ex-dividend date.
The effects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain (loss) on investments in the Statement of Operations.

E. Forward Foreign Currency Contracts -- The Babson-Stewart Ivory International
Fund may enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. The portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. These contracts may also be used to hedge the U.S.
dollar value of securities owned which are denominated in foreign currencies.

Forward foreign currency contracts are valued each day at the close of the New
York Stock Exchange at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks
(limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts.

F. Repurchase Agreements -- The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds'
investment advisor deems creditworthy under guidelines approved by the Funds'
Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

G. Federal and State Taxes -- The Funds complied with the requirements of the
Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required.

As of June 30, 2002, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains and the post-October capital losses that are deferred to the first day of the next year are as follows:

                              CAPITAL LOSS                          POST-OCTOBER
FUND                            CARRYOVER               EXPIRES        LOSSES
Growth                     $      44,250,086              2010     $  23,472,117
Stewart Ivory              $         101,277              2009     $  3,336,411
                                   3,455,652              2010
                           $       3,556,929

Bond - L                   $         423,327              2003     $     275,352
                                   1,367,653              2004
                                     545,666              2005
                                     104,840              2008
                                   1,268,050              2009
                           $       3,709,536

Bond - S                   $         388,485              2003     $      90,709
                                     577,562              2004
                                     442,862              2005
                                     115,326              2008
                                     377,379              2009
                                      90,261              2010
                           $       1,991,875

Money Market               $           6,722              2003     $          --
                                         306              2005
                                         136              2006
                                       1,135              2008
                                          45              2009
                                      52,860              2010
                           $          61,204

H. Distributions to Shareholders -- Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. These differences are primarily due to losses deferred due to wash sales, post-October loss deferrals, foreign currency transactions and the use of equalization for income tax purposes.

The tax character of distributions paid during the fiscal years ended June 30,
2002 and 2001, were as follows:
                                                                2002
                                                     CAPITAL               RETURN
FUND                            ORDINARY              GAIN               OF CAPITAL              TOTAL*
Enterprise                    $    576,098          $  8,090,098          $       --          $  8,666,196
Enterprise II                      147,929             3,110,862                  --             3,258,791
Growth                             541,141             5,851,651               1,580             6,394,372
Shadow Stock                       701,566             2,389,836                  --             3,091,402
Value                            5,147,714             2,631,602           4,208,996            11,988,312
Stewart Ivory                           --                    --                  --                    --
Bond - L                         5,273,276                    --                  --             5,273,276
Bond - S                         1,771,482                    --                  --             1,771,482
Money Market                       679,058                    --                  --               679,058
Tax-Free                         1,427,713                    --                  --             1,427,713

                                                                2001
                                                     CAPITAL               RETURN
FUND                            ORDINARY              GAIN               OF CAPITAL              TOTAL*
Enterprise                     $ 1,481,953          $  3,444,301            $     --          $  4,926,254

Enterprise II                      568,592             6,713,796                  --             7,282,388

Growth                          10,663,470            65,422,416                  --            76,085,886

Shadow Stock                       680,317             3,217,953                  --             3,898,270
Value                           10,705,083             2,307,990                  --            13,013,073
Stewart Ivory                    4,064,386                    --                  --             4,064,386
Bond - L                         5,983,626                    --                  --             5,983,626
Bond - S                         1,878,859                    --                  --             1,878,859
Money Market                     2,131,284                    --                  --             2,131,284
Tax-Free                         1,314,027               100,549                  --             1,414,576

*Total distributions paid differ from the Statement of Changes in Net Assets due primarily to the use of equalization debits for tax purposes.

I. Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. MANAGEMENT FEES:

Management fees are paid to Jones & Babson, Inc. in accordance with the advisory agreement with the Funds. Management fees are paid for services which include administration, and all other operating expenses of each Fund except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on each Fund and its shares and the cost of qualifying a Fund's shares for sale in any jurisdiction. Custody and pricing fees for the Stewart
Ivory International Fund are incurred in addition to the management fees charged. Certain officers and/or directors of the Funds are also officers and/or directors of Jones & Babson, Inc. Each of the Funds was subject to the following management fees:

                                             AVERAGE DAILY NET      ANNUAL RATE
FUND                                          ASSETS OF FUND         PERCENTAGE
Enterprise and                               Up to $30 million           1.5%
Enterprise II                                Over $30 million            1.0%
Shadow Stock                                                             1.0%
Growth                                      Up to $250 million           .85%
                                             Over $250 million           .70%
Value, Tax-Free Income,
Bond Trust (Portfolio L
and S) and Stewart Ivory                                                 .95%
Money Market                                                             .85%

During the period from May 1, 1988 to March 31, 2004, management fees for Bond
Trust (Portfolio S) have been voluntarily reduced to an annual rate of .65% of average daily net assets of the portfolio.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the period ended December 31, 2002, (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

Babson Enterprise Fund:
     Purchases                                         $        5,965,969
     Proceeds from sales                                      126,018,982

Babson Enterprise Fund II:
     Purchases                                         $        6,778,436
     Proceeds from sales                                        8,061,358

Babson Growth Fund:
     Purchases                                         $       53,762,412
     Proceeds from sales                                       74,338,071

Shadow Stock Fund:
     Purchases                                         $       17,656,815
     Proceeds from sales                                        7,898,531

Babson Value Fund:
     Purchases                                         $      155,269,061
     Proceeds from sales                                      173,261,343

Babson-Stewart Ivory International Fund:
     Purchases                                         $        5,325,778
     Proceeds from sales                                        6,984,816

Babson Bond Trust - Portfolio L:
     Purchases                                         $       15,238,983
     Proceeds from sales                                        9,478,184

Babson Bond Trust - Portfolio S:
     Purchases                                         $        7,974,584
     Proceeds from sales                                        4,142,043

Babson Tax-Free Income Fund:
     Purchases                                         $        4,318,940
     Proceeds from sales                                        3,665,010

4. FUND MERGERS:

The Board of Directors and shareholders of the D.L. Babson Money Market Fund,
Inc. (Federal Portfolio) approved a reorganization into the D.L. Babson Money
Market Fund, Inc. (Prime Portfolio) at the close of business on October
31, 2000.

Under the Agreement and Plan of Reorganization, shares of Money Market Fund
(Federal Portfolio) were exchanged for shares of the Money Market Fund (Prime
Portfolio) on a tax free basis.

The net assets before the reorganization and shares issued and redeemed were as follows:

FUND                                             NET ASSETS               SHARES ISSUED
Money Market Fund
     (Prime Portfolio)                          $37,539,064                 7,639,317

Included in the net assets of the redeeming fund were the following components:

                                       ACCUMULATED
                                           NET           ACCUMULATED
                                         PAID IN         INVESTMENT         REALIZED
FUND CAPITAL                             INCOME         GAIN/(LOSS)
Money Market Fund
     (Federal Portfolio)               $7,639,530            $45             $(489)

                                           NET
                                       UNREALIZED            NET             SHARES
FUND APPRECIATION                        ASSETS           REDEEMED
Money Market Fund
     (Federal Portfolio)                  $ --           $7,639,086         7,639,317

After the merger occurred, the Fund's name was changed to the D.L. Babson Money
Market Fund, Inc. since the Fund no longer included any series portfolios.

The Board of Directors and shareholders of the D.L. Babson  Tax-Free Income
Fund, Inc. (Portfolio S) approved a reorganization into the D.L. Babson
Tax-Free Income Fund, Inc. (Portfolio L) at the close of business on October 31,
2000.

Under the Agreement and Plan of Reorganization, shares of Tax-Free Income Fund
(Portfolio S) were exchanged for shares of the Tax-Free Income Fund (Portfolio
L) on a tax free basis.

The net assets before the reorganization and shares issued and redeemed were as follows:

FUND                                            NET ASSETS               SHARES ISSUED
Tax-Free Income Fund
     (Portfolio L)                              $23,481,212                 1,543,549

Included in the net assets of the redeeming fund were the following components:

                                                        ACCUMULATED
                                                            NET           ACCUMULATED
                                         PAID IN         INVESTMENT         REALIZED
FUND                                     CAPITAL           INCOME         GAIN/(LOSS)
Tax-Free Income Fund
     (Portfolio S)                     $13,606,451          $ --           $(207,206)

                                           NET
                                       UNREALIZED            NET             SHARES
FUND                                  APPRECIATION          ASSETS          REDEEMED
Tax-Free Income Fund
     (Portfolio S)                       $91,374         $13,490,619        1,291,127

Furthermore, all assets in the D.L. Babson Tax-Free Income Fund, Inc.
(Portfolio MM) were liquidated as of October 31, 2000. After the merger occurred, the Fund's name was changed to the D.L. Babson Tax-Free Income
Fund, Inc. since the Fund no longer included any series portfolios.

Financial Highlights

BABSON ENTERPRISE FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                         SIX
                                       MONTHS                                       SEVEN
                                        ENDED                  YEARS               MONTHS          YEARS
                                    DECEMBER 31,               ENDED                ENDED          ENDED
                                        2002                 JUNE 30,             JUNE 30,      NOVEMBER 30,
                                    (UNAUDITED)    2002        2001      2000       1999       1998      1997
Net asset value,
     beginning of
     period                              $17.98     $15.24     $13.82     $14.72     $16.63    $21.22     $18.51

 Income from investment
     operations:
     Net investment income                  .01        .02        .03        .03        .03       .04        .06
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                 (2.76)       3.08       2.46        .18       .58     (2.15)       5.31
 Total from
     investment operations               (2.75)       3.10       2.49        .21        .61    (2.11)       5.37

 Less distributions:
     Dividends from net
         investment income                 --(a)      (.05)      (.02)      (.04)      (.05)     (.06)        --
     Distributions from
         capital gains                       --      (.31)     (1.05)     (1.07)    (2.47)     (2.42)     (2.66)
  Total distributions                        --      (.36)     (1.07)     (1.11)    (2.52)     (2.48)     (2.66)
Net asset value,
     end of period                       $15.23     $17.98     $15.24     $13.82    $14.72     $16.63     $21.22

Total return*                          (15.30%)     20.82%     20.08%      2.84%     4.70%   (11.05%)     33.49%

Ratios/Supplemental Data
Net assets,
     end of period
     (in millions)                         $187       $370       $137       $111      $155       $179       $216
Ratio of expenses
     to average
     net assets**                         1.12%      1.08%      1.15%      1.14%     1.11%      1.09%      1.08%
Ratio of net
     investment income
     to average
     net assets**                          .14%       .04%       .25%       .15%      .32%       .29%       .30%
Portfolio
     turnover rate                           3%        93%        55%        32%       12%        22%        22%

(a)Less than $.01 per share

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

BABSON ENTERPRISE FUND II

Condensed data for a share of capital stock outstanding throughout each period.

                                         SIX
                                       MONTHS                                       SEVEN
                                        ENDED                  YEARS               MONTHS          YEARS
                                    DECEMBER 31,               ENDED                ENDED          ENDED
                                        2002                 JUNE 30,              JUNE 30,     NOVEMBER 30,
                                    (UNAUDITED)    2002        2001      2000       1999       1998      1997
Net asset value,
     beginning of period                 $25.62     $26.19     $25.18     $24.48    $23.20     $26.70     $22.75

  Income from
     investment
     operations:
     Net investment
         income                           (.02)      (.03)        .04        .02       .03        .10        .08
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                 (3.92)        .73       3.63       1.30      2.37     (1.50)       6.97
  Total from investment
     operations                          (3.94)        .70       3.67       1.32      2.40     (1.40)       7.05

     Less distributions:
     Dividends from net
         investment income                   --      (.01)      (.03)      (.02)      (.05)     (.05)      (.11)
     Distributions from
         capital gains                       --     (1.26)     (2.63)      (.60)    (1.07)     (2.05)     (2.99)
  Total distributions                        --     (1.27)     (2.66)      (.62)    (1.12)     (2.10)     (3.10)

Net asset value,
     end of period                       $21.68     $25.62     $26.19     $25.18    $24.48     $23.20     $26.70
Total return*                          (15.37%)      2.91%     15.54%      5.63%    11.03%    (5.61%)     35.29%

Ratios/Supplemental Data
Net assets,
     end of period
     (in millions)                          $51        $61        $60        $60       $77        $83        $82
Ratio of expenses
     to average
     net assets**                         1.35%      1.30%      1.30%      1.27%     1.23%      1.22%      1.28%
Ratio of net
     investment income
     (loss) to average
     net assets**                        (.20%)     (.14%)       .12%       .08%      .11%       .40%       .27%
Portfolio
     turnover rate                          13%        37%        41%        23%       14%        25%        25%

(a)Less than $.01 per share

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

BABSON GROWTH FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                               SIX MONTHS
                                                  ENDED
                                               DECEMBER 31,
                                                   2002                     YEARS ENDED JUNE 30,
                                                (UNAUDITED)    2002      2001       2000       1999      1998

Net asset value,
     beginning of period                             $9.19     $12.51     $20.87    $20.01     $20.77     $17.80
  Income from investment
     operations:
     Net investment
         income (loss)                                 .01         --      (.03)     (.04)        .02        .06
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                             (.96)     (3.07)     (5.22)      4.00       3.25       4.41
  Total from investment
     operations                                      (.95)     (3.07)     (5.25)      3.96       3.27       4.47

  Less distributions:
     Dividends from net
         investment income                              --         --         --        --      (.02)      (.06)
     Distributions from
         capital gains                                  --      (.25)     (3.11)    (3.10)     (4.01)     (1.44)
  Total distributions                                   --      (.25)     (3.11)    (3.10)     (4.03)     (1.50)

Net asset value,
     end of period                                   $8.24      $9.19     $12.51    $20.87     $20.01     $20.77
Total return*                                     (10.34%)   (24.90%)   (26.27%)    20.69%     17.04%     26.73%

Ratios/Supplemental Data
Net assets,
     end of period
     (in millions)                                    $190       $226       $347      $525       $490       $451
Ratio of expenses
     to average
     net assets**                                     .87%       .85%       .80%      .79%       .79%       .80%
Ratio of net
     investment income
     (loss) to average
     net assets**                                     .16%     (.03%)     (.16%)    (.18%)       .09%       .30%
Portfolio turnover rate                                27%        31%        64%        62%       39%        35%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

SHADOW STOCK FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                               SIX MONTHS
                                                  ENDED
                                               DECEMBER 31,
                                                   2002                     YEARS ENDED JUNE 30,
                                                (UNAUDITED)    2002      2001       2000       1999      1998
Net asset value,
     beginning of period                            $14.60     $13.23     $12.26    $12.06     $13.24     $12.57
  Income from investment operations:
     Net investment income                             .01        .03        .13        .09       .11        .08
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                            (2.73)       1.58       1.74      1.04      (.24)       2.54
  Total from investment
     operations                                     (2.72)       1.61       1.87      1.13      (.13)       2.62

  Less distributions:
     Dividends from net
         investment income                           (.02)      (.02)      (.13)      (.07)     (.07)      (.10)
     Distributions from
         capital gains                                  --      (.22)      (.77)     (.86)      (.98)     (1.85)
  Total distributions                                (.02)      (.24)      (.90)     (.93)     (1.05)     (1.95)
Net asset value,
     end of period                                  $11.86  $14.60        $13.23    $12.26     $12.06     $13.24
Total return*                                     (18.61%)     12.44%     16.82%     9.91%     (.25%)     21.98%

Ratios/Supplemental Data
Net assets, end of period
     (in millions)                                     $83        $96       $ 62       $45       $ 50       $ 52
Ratio of expenses to
     average net assets**                            1.07%      1.03%      1.03%      1.07%     1.10%      1.16%
Ratio of net investment
     income to average
     net assets**                                     .31%       .26%      1.20%      .66%       .97%       .56%
Portfolio turnover rate                                 9%        34%        29%        18%       21%        43%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

BABSON VALUE FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                         SIX
                                       MONTHS                                       SEVEN
                                        ENDED                  YEARS               MONTHS          YEARS
                                    DECEMBER 31,               ENDED                ENDED          ENDED
                                        2002                 JUNE 30,             JUNE 30,      NOVEMBER 30,
                                    (UNAUDITED)    2002        2001      2000       1999       1998      1997
Net asset value,
     beginning of period                 $42.85     $45.43     $38.76     $51.36    $47.42     $47.73     $38.65

  Income from investment
     operations:
     Net investment
         income                             .24        .44        .65       1.27       .45        .62        .51
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                 (7.66)     (1.87)       7.12     (9.35)      5.90       1.09       9.65
  Total from investment
     operations                          (7.42)     (1.43)       7.77     (8.08)      6.35       1.71      10.16

  Less distributions:
     Dividends from net
         investment income                (.16)      (.48)      (.90)      (.96)      (.44)     (.56)      (.47)
     Distributions from
         capital gains                       --      (.67)      (.20)     (3.56)    (1.97)     (1.46)      (.61)
  Total distributions                     (.16)     (1.15)     (1.10)     (4.52)    (2.41)     (2.02)     (1.08)

Net asset value,
     end of period                       $35.27     $42.85     $45.43     $38.76    $51.36     $47.42     $47.73

Total return*                          (17.30%)    (3.02%)     20.30%   (15.93%)    14.14%      3.85%     26.89%

Ratios/Supplemental Data
Net assets, end of period
     (in millions)                         $358       $436       $496       $528    $1,244     $1,494     $1,419

Ratio of expenses to
     average net assets**                  .97%       .96%       .96%       .96%       .96%      .98%       .97%
Ratio of net investment
     income to average
     net assets**                         1.29%      1.02%      1.38%      2.41%     1.05%      1.28%      1.22%
Portfolio turnover
     rate                                   40%        25%        27%        18%       13%        42%        17%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

BABSON-STEWART IVORY INTERNATIONAL FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                                SIX MONTHS
                                                   ENDED
                                                DECEMBER 31,
                                                   2002                      YEARS ENDED JUNE 30,
                                                (UNAUDITED)    2002      2001       2000       1999      1998
Net asset value,
     beginning of period                            $13.74     $15.93     $23.59    $19.48     $19.65     $19.53
  Income from investment
     operations:
     Net investment
         income (loss)                               (.09)      (.13)      (.03)     (.04)        .03        .08
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                            (2.47)     (2.06)     (7.19)      4.45        .66       1.07
  Total from investment
     operations                                     (2.56)     (2.19)     (7.22)      4.41        .69       1.15

  Less distributions:
     Dividends from net
         investment income                              --         --         --         --     (.04)      (.07)
     Distributions from
         capital gains                                  --         --      (.44)     (.30)      (.82)      (.96)
  Total distributions                                   --         --      (.44)     (.30)      (.86)     (1.03)
Net asset value,
     end of period                                  $11.18     $13.74     $15.93    $23.59     $19.48     $19.65
Total return*                                     (18.66%)   (13.72%)   (30.97%)    22.64%      3.76%      6.48%

Ratios/Supplemental Data
Net assets, end of period
     (in millions)                                     $13       $ 18        $51       $85        $89       $104
Ratio of expenses to average
     net assets**                                     .82%      1.65%      1.23%     1.24%      1.23%      1.16%
Ratio of net investment income
     (loss) to average net assets**                   .52%     (.54%)     (.15%)     (.06%)       .24%      .37%
Portfolio turnover rate                                38%        48%        49%        47%       51%        48%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

BABSON BOND TRUST - PORTFOLIO L

Condensed data for a share of capital stock outstanding throughout each period.

                                         SIX
                                       MONTHS                                       SEVEN
                                        ENDED                  YEARS               MONTHS           YEARS
                                    DECEMBER 31,               ENDED                ENDED           ENDED
                                        2002                 JUNE 30,              JUNE 30,      NOVEMBER 30,
                                    (UNAUDITED)   2002(a)      2001      2000       1999       1998      1997

Net asset value,
     beginning of period                  $1.53      $1.54      $1.48      $1.52     $1.59      $1.56      $1.55

  Income from investment operations:
     Net investment income                  .04        .08        .09        .09        .05       .09        .10
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                    .03      (.01)        .06      (.04)     (.07)        .03        .01
  Total from investment
     operations                             .07        .07        .15        .05     (.02)        .12        .11

  Less distributions:
     Dividends from net
         investment income                (.04)      (.08)      (.09)      (.09)      (.05)     (.09)      (.10)
     Distributions from
         capital gains                       --         --         --         --        --         --         --
  Total distributions                     (.04)      (.08)      (.09)      (.09)     (.05)      (.09)      (.10)

Net asset value,
     end of period                        $1.56      $1.53      $1.54      $1.48     $1.52      $1.59      $1.56
Total return*                             4.65%      4.81%     10.45%      3.54%   (1.16%)      8.13%      7.26%

Ratios/Supplemental Data
Net assets, end of period
     (in millions)                          $93        $92       $ 97       $100      $121       $128       $132
Ratio of expenses to
     average net assets**                  .98%       .98%       .98%       .98%       .97%      .97%       .97%
Ratio of net investment
     income to average
     net assets**                         4.99%      5.25%      5.98%      6.14%     5.73%      5.93%      6.38%
Portfolio turnover rate                     10%        61%        38%        26%        38%       43%        59%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a)As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by less than
1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 5.37% to 5.25%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

Financial Highlights

BABSON BOND TRUST - PORTFOLIO S

Condensed data for a share of capital stock outstanding throughout each period.

                                         SIX
                                       MONTHS                                       SEVEN
                                        ENDED                  YEARS               MONTHS         YEARS
                                    DECEMBER 31,               ENDED                ENDED         ENDED
                                        2002                 JUNE 30,             JUNE 30,      NOVEMBER 30,
                                    (UNAUDITED)   2002(a)      2001      2000       1999       1998      1997
Net asset value,
     beginning of period                  $9.61      $9.66      $9.35      $9.60     $9.91      $9.78      $9.77

  Income from investment
     operations:
     Net investment income                  .26        .54        .59        .58        .33       .58        .62
     Net gains (losses) on
         securities (both
         realized and
         unrealized)                        .16      (.04)        .31      (.25)     (.31)        .13        .01
  Total from investment
     operations                             .42        .50        .90        .33       .02        .71        .63

  Less distributions:
     Dividends from net
         investment income                (.26)      (.55)      (.59)      (.58)      (.33)     (.58)      (.62)
     Distributions from
         capital gains                       --         --         --         --        --         --         --
  Total distributions                     (.26)      (.55)      (.59)      (.58)     (.33)      (.58)      (.62)

Net asset value,
     end of period                        $9.77      $9.61      $9.66      $9.35     $9.60      $9.91      $9.78
Total return*                             4.37%      5.21%      9.85%      3.55%      .15%      7.47%      6.70%

Ratios/Supplemental Data
Net assets, end of period
     (in millions)                          $32        $31       $ 30        $30      $ 37        $38        $41

Ratio of expenses to
     average net assets**                  .68%       .68%       .68%       .68%       .67%      .67%       .66%
Ratio of expenses to
     average net assets
     before voluntary reduction
     of management fee **                  .98%       .98%       .98%       .98%       .97%      .97%       .97%
Ratio of net investment
     income to average
     net assets**                         4.85%      5.32%      6.16%      6.12%     5.75%      5.90%      6.42%
Ratio of net investment
     income to average
     net assets before
     fee waivers and expense
     reimbursements**                     4.55%      5.02%      6.46%      6.42%     6.05%      6.20%      6.73%
Portfolio turnover
     rate                                   13%        63%        39%        35%       54%        60%        65%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a)As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by less than
1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 5.37% to 5.25%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

Financial Highlights

BABSON MONEY MARKET FUND(a)

Condensed data for a share of capital stock outstanding throughout each period.

                                                SIX MONTHS
                                                   ENDED
                                               DECEMBER 31,
                                                   2002                     YEARS ENDED JUNE 30,
                                                (UNAUDITED)    2002      2001       2000       1999      1998
Net asset value,
     beginning of period                             $1.00      $1.00      $1.00     $1.00      $1.00      $1.00

  Income from investment
     operations:
     Net investment income                           --(c)        .02        .05       .05        .04        .05

  Less distributions:
     Dividends from net
         investment income                           --(c)      (.02)      (.05)     (.05)      (.04)      (.05)

Net asset value,
     end of period                                   $1.00      $1.00      $1.00     $1.00      $1.00      $1.00
Total return*                                         .40%      1.55%      5.13%     4.97%      4.38%      4.82%

Ratios/Supplemental Data
Net assets, end of period
     (in millions)                                     $36       $ 38        $40     $  39        $39        $37
Ratio of expenses to average
     net assets**                                     .90%       .93%       .90%      .88%       .88%       .91%
Ratio of net investment income
     to average net assets**                          .79%      1.56%      5.01%     4.86%      4.30%      4.73%

(a)The financial highlights for the Babson Money Market Fund as set forth herein evaluate the historical financial highlights of the Prime Portfolio. The assets of the Federal Portfolio were acquired by the Prime Portfolio on October 31,
2000.

(b)The financial highlights for the Babson Tax-Free Income Fund as set forth herein evaluate the historical financial highlights of the Portfolio L. The assets of the Portfolio S were acquired by the Portfolio L on October 31, 2000.

(c)Less than $.01 per share

See accompanying Notes to Financial Statements.

BABSON TAX-FREE INCOME FUND(b)

Condensed data for a share of capital stock outstanding throughout each period.

                                                SIX MONTHS
                                                   ENDED
                                                DECEMBER 31,
                                                    2002                     YEARS ENDED JUNE 30,
                                                 (UNAUDITED)    2002      2001       2000       1999      1998

Net asset value,
 beginning of period                                 $9.14      $8.96      $8.62     $8.91      $9.22      $8.96

  Income from investment operations:
     Net investment income                             .18        .36        .37       .39        .40        .40
     Net gains (losses) on securities
         (both realized and unrealized)                .24        .18        .38     (.21)      (.24)        .28
  Total from investment operations                     .42        .54        .75        .18       .16        .68

  Less distributions:
     Dividends from net
         investment income                           (.18)      (.36)      (.37)     (.39)      (.40)      (.40)
     Distributions from
         capital gains                                  --         --      (.04)     (.08)      (.07)      (.02)
  Total distributions                                (.18)      (.36)      (.41)     (.47)      (.47)      (.42)
Net asset value, end of period                       $9.38      $9.14      $8.96     $8.62      $8.91      $9.22

Total return*                                        4.58%      6.12%      8.89%     2.18%      1.70%      7.82%

Ratios/Supplemental Data
Net assets, end of period (in millions)                $38       $ 36       $ 35       $24        $26        $27
Ratio of expenses to
     average net assets**                             .99%       .99%      1.00%     1.01%      1.03%      1.06%
Ratio of net investment income
     to average net assets**                         3.76%      3.96%      4.19%     4.53%      4.36%      4.46%
Portfolio turnover rate                                10%        12%        27%       48%         9%        18%

(a)The financial highlights for the Babson Money Market Fund as set forth herein evaluate the historical financial highlights of the Prime Portfolio. The assets of the Federal Portfolio were acquired by the Prime Portfolio on October 31,
2000.

(b)The financial highlights for the Babson Tax-Free Income Fund as set forth herein evaluate the historical financial highlights of the Portfolio L. The assets of the Portfolio S were acquired by the Portfolio L on October 31, 2000.

(c)Less than $.01 per share

See accompanying Notes to Financial Statements.

This report has been prepared for the information of the Shareholders of Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., David L. Babson Growth Fund, Inc., Shadow Stock Fund, Inc., Babson Value Fund, Inc.,
Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., and D.L.
Babson Tax-Free Income Fund, Inc.,
and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the
Prospectus, a copy of which may be obtained from Jones & Babson, Inc.

Babson Funds

Jones & Babson, Inc. Distributors
A Member of the Generali Group

P.O. Box 219757, Kansas City, MO 64121-9757

1-800-4-babson
(1-800-422-2766)
www.babsonfunds.com

BABSON FUNDS
P.O. Box 219757
Kansas City, MO 64121-9757

PRSRT STD
U.S. POSTAGE
PAID
PERMIT NO. 2891
KANSAS CITY MO

JB177C (2/03)     525972